AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 102.5%
Asset-Backed Securities — 9.0%
Automobiles — 2.7%
American Credit Acceptance Receivables Trust,
Series 2023-03, Class B, 144A
6.090%	11/12/27	1,345	$1,351,093
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,852,784
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	1,658	1,662,634
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,000	1,007,145
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	278	276,110
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,424,769
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,204,529
Series 2023-02A, Class A, 144A
5.200%	10/20/27	800	809,548
Series 2023-07A, Class A, 144A
5.900%	08/21/28	1,530	1,583,249
Series 2024-01A, Class A, 144A
5.360%	06/20/30	2,660	2,733,839
Series 2024-03A, Class A, 144A
5.230%	12/20/30	4,905	5,033,626
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	885	901,343
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	343	348,853
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	1,831	1,846,817
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	907	917,692
Citizens Auto Receivables Trust,
Series 2024-01, Class A4, 144A
5.030%	10/15/30	1,255	1,278,049
CPS Auto Receivables Trust,
Series 2023-B, Class A, 144A
5.910%	08/16/27	1,288	1,291,633
Credit Acceptance Auto Loan Trust,
Series 2024-01A, Class A, 144A
5.680%	03/15/34	1,550	1,578,815
DT Auto Owner Trust,
Series 2023-02A, Class B, 144A
5.410%	02/15/29	1,180	1,182,220
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	1,682,913
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,864	1,881,370
Series 2024-01, Class A3, 144A
5.160%	09/20/30	645	662,497
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2023-03A, Class B
6.110%	09/15/27	646	$648,564
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,239,502
Series 2023-01, Class B, 144A
5.050%	01/18/28	596	597,994
Series 2023-02, Class B, 144A
5.210%	05/15/28	1,482	1,489,116
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	380,176
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	964,334
Series 2023-01, Class A, 144A
4.850%	08/15/35	3,600	3,666,432
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,200	2,275,851
Series 2024-01, Class A, 144A
4.870%	08/15/36	4,500	4,594,607
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	2,700	2,726,911
GM Financial Consumer Automobile Receivables Trust,
Series 2024-01, Class B
5.160%	08/16/29	195	199,292
GM Financial Revolving Receivables Trust,
Series 2024-01, Class A, 144A
4.980%	12/11/36	1,300	1,334,619
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,233,304
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,555,954
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	5,277,935
Series 2023-03A, Class A, 144A
5.940%	02/25/28	4,470	4,581,569
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	215	211,746
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class B, 144A
5.350%	05/15/28	1,485	1,506,136
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	219	216,690
JPMorgan Chase Bank NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	16	16,211
Series 2021-03, Class D, 144A
1.009%	02/26/29	63	62,324
A1

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,264	$1,254,818
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	731,165
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	215,172
Series 2023-01A, Class A, 144A
5.410%	11/14/29	7,540	7,680,924
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	308	310,612
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26	551	545,561
Series 2021-02, Class D
1.350%	07/15/27	2,288	2,252,832
Series 2023-01, Class B
4.980%	02/15/28	1,255	1,255,988
Series 2023-03, Class B
5.610%	07/17/28	2,015	2,040,962
Series 2023-03, Class C
5.770%	11/15/30	1,100	1,131,317
Series 2023-04, Class C
6.040%	12/15/31	2,000	2,066,253
Series 2024-02, Class C
5.840%	06/17/30	500	516,855
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29	750	759,437
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29	1,670	1,715,685
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	103,281
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	207,249
Series 2024-01A, Class B, 144A
5.380%	01/21/31	285	292,695
Tricolor Auto Securitization Trust,
Series 2023-01A, Class A, 144A
6.480%	08/17/26	49	48,664
Series 2024-01A, Class A, 144A
6.610%	10/15/27	979	986,447
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	388	384,310
Westlake Automobile Receivables Trust,
Series 2023-01A, Class B, 144A
5.410%	01/18/28	665	668,287
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	2,892	2,913,430
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	2,000	2,030,190
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29		1,140	$1,156,983
				110,559,912
Collateralized Debt Obligation — 0.0%
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
6.229%(c)	07/16/36		1,144	1,135,547
Collateralized Loan Obligations — 3.3%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
6.891%(c)	04/28/37		5,000	5,032,585
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.555%(c)	04/25/34	EUR	1,722	1,911,270
Apidos CLO Ltd. (Cayman Islands),
Series 2013-15A, Class A1RR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.554%(c)	04/20/31		253	253,505
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-04A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
7.782%(c)	10/21/36		3,375	3,398,510
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.611%(c)	07/18/30		444	444,785
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.433%(c)	05/17/31		804	807,362
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
6.582%(c)	03/09/34		8,250	8,257,177
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 0.000%)
6.724%(c)	10/22/30		226	226,461
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.285%(c)	04/15/31	EUR	2,082	2,304,381
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	10/15/35	EUR	3,810	4,228,897
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.517%(c)	04/17/31		292	292,093

A2

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-02A, Class A, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.845%(c)	04/25/37		1,800	$1,803,572
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	01/20/35		3,040	3,040,599
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.584%(c)	04/20/31		1,132	1,132,261
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.703%(c)	07/15/34		2,708	2,709,525
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.646%(c)	10/25/33		3,430	3,434,387
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.701%(c)	07/18/37		6,750	6,757,956
Series 2022-06A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.686%(c)	10/17/36		3,170	3,186,701
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.497%(c)	04/17/31		338	338,700
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.533%(c)	10/15/30		415	415,053
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
6.606%(c)	10/22/37		8,500	8,500,777
Goldentree Loan Management US CLO Ltd. (United Kingdom),
Series 2022-15A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.682%(c)	10/20/36		4,570	4,596,788
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.701%(c)	04/15/34		2,083	2,084,055
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.585%(c)	04/25/34	EUR	1,042	1,158,429
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.882%(c)	01/22/37		495	496,515
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.643%(c)	10/15/32		4,575	4,576,615
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.831%(c)	04/15/37	5,000	$5,011,338
NGC Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.897%(c)	07/20/37	8,250	8,242,897
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.621%(c)	04/26/31	131	131,158
Octagon 61 Ltd.,
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)
7.632%(c)	04/20/36	3,085	3,097,358
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.329%(c)	10/18/35	5,000	5,018,814
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.262%)
6.547%(c)	10/17/31	136	136,334
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.677%(c)	01/17/31	184	184,812
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.816%(c)	04/16/37	1,300	1,302,950
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.713%(c)	07/15/31	1,075	1,076,754
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.665%(c)	07/24/32	430	430,395
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.704%(c)	10/20/31	2,217	2,216,725
RR Ltd. (Bermuda),
Series 2022-23A, Class A2R, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
7.951%(c)	10/15/35	4,575	4,600,504
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.644%(c)	07/20/34	7,000	7,001,485
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.611%(c)	01/26/31	452	452,483
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.733%(c)	07/15/34	3,130	3,131,132

A3

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
6.604%(c)	07/20/32		250	$250,152
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.515%(c)	04/25/30	EUR	1,675	1,861,882
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.270%(c)	02/20/30	EUR	4,099	4,551,484
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.624%(c)	04/20/33		255	255,422
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.726%(c)	07/25/34		2,083	2,083,757
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.787%(c)	01/17/30		306	306,475
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.152%(c)	01/20/36		8,250	8,309,381
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31		466	466,576
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		1,140	1,140,389
				132,649,616
Consumer Loans — 0.7%
Affirm Asset Securitization Trust,
Series 2023-A, Class 1A, 144A
6.610%	01/18/28		1,595	1,601,686
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		2,500	2,530,677
Series 2024-A, Class A, 144A
5.610%	02/15/29		1,320	1,337,223
Series 2024-B, Class A, 144A
4.620%	09/15/29		3,595	3,595,691
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	4,151,949
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	131	95,830
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		173	165,211
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	$1,709,259
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	171,340
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,303,869
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,811,265
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.102%(c)	06/16/36		1,756	1,756,865
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,210	2,209,679
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		4,000	4,128,968
				28,569,512
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26		4,910	4,885,399
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	735,060
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.859%(c)	07/15/32	GBP	1,700	2,274,765
				7,895,224
Equipment — 0.2%
Auxilior Term Funding LLC,
Series 2024-01A, Class A3, 144A
5.490%	07/15/31		1,440	1,478,160
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	724,566
Commercial Equipment Finance LLC,
Series 2024-01A, Class A, 144A
5.970%	07/16/29		1,613	1,634,572
DLLMT LLC,
Series 2024-01A, Class A4, 144A
4.980%	04/20/32		410	417,015
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,397,809
SCF Equipment Leasing LLC,
Series 2024-01A, Class A3, 144A
5.520%	01/20/32		945	973,675
				6,625,797

A4

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	05/25/34	129	$123,553
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.469%(c)	03/25/43	57	56,823
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%	04/25/54	927	940,289
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
5.449%(c)	01/25/34	318	310,233
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.869%(c)	04/25/34	163	158,086
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	08/25/33	102	102,634
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	893	902,593
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	939	955,028
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	279	278,264
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	262	264,738
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	89	89,466
			4,181,707
Other — 1.5%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	2,270	2,315,926
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	906	876,178
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	391	367,434
Series 2022-01A, Class A1, 144A
5.970%	08/15/62	592	595,278
Compass Datacenters Issuer II LLC,
Series 2024-02A, Class A1, 144A
5.022%	08/25/49	1,855	1,868,442
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	264	260,178
Series 2020-03, Class A, 144A
1.358%	08/15/53	824	792,443
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
DB Master Finance LLC,
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,033	$1,778,155
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	1,998	1,834,239
Domino’s Pizza Master Issuer LLC,
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,626	1,596,924
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,350	3,185,892
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,076	1,869,623
FirstKey Homes Trust,
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,204	3,019,013
Series 2022-SFR01, Class A, 144A
4.145%	05/19/39	1,149	1,138,082
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	4,057	3,834,338
MVW LLC,
Series 2024-01A, Class C, 144A
6.200%	02/20/43	556	575,385
New Economy Assets Phase Sponsor LLC,
Series 2021-01, Class A1, 144A
1.910%	10/20/61	3,210	2,958,687
Progress Residential Trust,
Series 2021-SFR01, Class A, 144A
1.052%	04/17/38	5,454	5,218,757
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,817	3,672,386
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,682	3,478,771
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	656	603,195
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,077	1,043,634
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48	3,400	3,388,219
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48	1,925	1,954,794
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,439	3,088,905
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,081	4,987,209
VB-S1 Issuer LLC,
Series 2024-01A, Class C2, 144A
5.590%	05/15/54	2,165	2,200,127
Wendy’s Funding LLC,
Series 2021-01A, Class A2II, 144A
2.775%	06/15/51	3,096	2,702,198
			61,204,412

A5

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.569%(c)	02/25/34		27	$25,992
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.889%(c)	10/25/34		65	63,300
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.019%(c)	11/25/34		10	9,872
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		3	3,049
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
7.444%(c)	06/25/34		61	60,275
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.814%(c)	01/25/35		67	65,837
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.332%(c)	09/25/34		244	250,971
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.856%(c)	03/15/26^	EUR	2,880	2,465,653
				2,944,950
Student Loans — 0.2%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
6.069%(c)	07/25/51		44	43,532
Series 2021-C, Class B, 144A
2.720%	07/26/55		99	90,332
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,235	1,182,318
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		38	37,617
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69		308	287,271
Series 2021-FA, Class A, 144A
1.110%	02/18/70		1,672	1,487,793
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62		1,400	1,196,081
Series 2021-CA, Class C, 144A
3.360%	04/20/62		100	84,693
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	$1,680,561
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	351	336,570
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,339	1,274,320
			7,701,088

Total Asset-Backed Securities (cost $371,136,485)			363,467,765
Commercial Mortgage-Backed Securities — 6.0%
2023-MIC Trust (The),
Series 2023-MIC, Class A, 144A
8.732%(cc)	12/05/38	1,330	1,465,625
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	13,081
ARZ Trust,
Series 2024-BILT, Class A, 144A
5.772%	06/11/29	1,270	1,318,934
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,702,690
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,162	4,066,440
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,752,296
Series 2019-BN18, Class A2
3.474%	05/15/62	975	972,699
Series 2019-BN20, Class A2
2.758%	09/15/62	3,540	3,281,311
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,460,137
Series 2019-BN22, Class A3
2.726%	11/15/62	3,800	3,479,487
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,065	1,984,330
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,083,052
Series 2020-BN25, Class A4
2.399%	01/15/63	4,800	4,362,244
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,887,802
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,292,186
Series 2022-BNK39, Class XA, IO
0.529%(cc)	02/15/55	20,314	518,582
Series 2022-BNK40, Class A4
3.506%(cc)	03/15/64	460	427,354
Series 2023-BNK45, Class XA, IO
1.204%(cc)	02/15/56	5,825	350,743
Series 2023-BNK46, Class XA, IO
0.749%(cc)	08/15/56	9,310	363,400

A6

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-BNK47, Class A5
5.716%	06/15/57	4,300	$4,650,148
Series 2024-BNK47, Class XA, IO
1.042%(cc)	06/15/57	11,269	691,743
Series 2024-BNK48, Class XA, IO
1.353%(cc)	09/15/34	8,978	810,335
BANK5,
Series 2023-05YR04, Class XA, IO
1.258%(cc)	12/15/56	3,277	118,139
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.016%(c)	03/15/37	6,435	6,081,075
Series 2019-C03, Class XA, IO
1.468%(cc)	05/15/52	1,492	70,340
Series 2019-C04, Class A4
2.661%	08/15/52	2,532	2,344,328
Series 2021-C10, Class XA, IO
1.337%(cc)	07/15/54	22,690	1,356,507
Series 2024-C24, Class XA, IO
1.864%(cc)	02/15/57	8,100	858,739
Series 2024-C26, Class A5
5.829%	05/15/57	2,840	3,096,234
Series 2024-C26, Class XA, IO
1.242%(cc)	05/15/57	11,954	930,668
Series 2024-C28, Class A5
5.403%	09/15/57	2,860	3,024,566
Series 2024-C28, Class XA, IO
1.329%(cc)	09/15/57	7,799	644,095
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	8,500	8,175,491
Series 2019-B09, Class AAB
3.933%	03/15/52	1,842	1,827,109
Series 2019-B10, Class A3
3.455%	03/15/62	693	667,754
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,591,459
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,290,502
Series 2020-B22, Class A4
1.685%	01/15/54	1,500	1,291,048
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,491,762
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,437,913
Series 2021-B28, Class XA, IO
1.377%(cc)	08/15/54	1,383	83,635
Series 2023-B39, Class XA, IO
0.723%(cc)	07/15/56	19,934	791,813
Series 2023-B40, Class XA, IO
1.427%(cc)	12/15/56	5,446	352,231
Series 2024-V10, Class A3
5.277%	10/15/29	3,400	3,493,616
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust,
Series 2024-C09, Class XA, IO
1.079%(cc)	07/15/57	11,077	$760,575
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, 144A, 1 Month SOFR + 1.921% (Cap N/A, Floor 1.921%)
7.017%(c)	08/15/41	4,665	4,664,999
BX Commercial Mortgage Trust,
Series 2024-BIO02, Class D, 144A
7.970%(cc)	08/13/41	470	473,144
BX Trust,
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	2,101,196
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
7.187%(c)	03/15/41	915	917,859
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	590	559,781
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,844,964
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,749,955
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	3,674	3,585,636
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,451,229
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,209	4,167,669
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	980,983
Series 2017-C04, Class A3
3.209%	10/12/50	2,542	2,457,329
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,546,202
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,879,190
Series 2019-GC41, Class XA, IO
1.161%(cc)	08/10/56	27,267	992,575
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,913,613
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,716,330
Commercial Mortgage Trust,
Series 2014-CR21, Class A3
3.528%	12/10/47	68	67,266
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	42,385	64
Series 2015-CR25, Class XA, IO
0.933%(cc)	08/10/48	537	2,085
Series 2015-CR26, Class A3
3.359%	10/10/48	3,858	3,816,616
Series 2015-LC21, Class A3
3.445%	07/10/48	2,577	2,560,576

A7

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-LC23, Class A3
3.521%	10/10/48	2,760	$2,711,344
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,344,631
Series 2019-GC44, Class A4
2.698%	08/15/57	11,660	10,722,105
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,640	1,721,789
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	132,856
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	2,350	2,339,012
Series 2016-C06, Class XA, IO
2.018%(cc)	01/15/49	1,057	19,249
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,514,297
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,394,550
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	68,620
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,157,431
DC Trust,
Series 2024-HLTN, Class A, 144A
5.933%(cc)	04/13/40	995	1,014,618
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	165,704
Series 2016-C03, Class A4
2.632%	08/10/49	1,684	1,631,774
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
6.038%(cc)	01/15/41	770	789,646
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.753%(cc)	11/25/25	11,355	65,681
Series K055, Class X1, IO
1.461%(cc)	03/25/26	5,173	86,094
Series K097, Class X1, IO
1.218%(cc)	07/25/29	10,297	453,850
Series K118, Class X1, IO
1.047%(cc)	09/25/30	8,033	369,373
Series K162, Class X1, IO
0.570%(cc)	12/25/33	5,859	182,198
Series K164, Class X1, IO
0.470%(cc)	05/25/34	10,050	263,662
Series K517, Class A2
5.355%(cc)	01/25/29	2,246	2,356,039
Series K753, Class X1, IO
0.399%(cc)	10/25/30	7,367	111,255
Series Q001, Class XA, IO
2.098%(cc)	02/25/32	4,907	335,149
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Assoc.,
Series 2022-113, Class Z
2.000%	09/16/61	3,556	$1,957,942
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	465,212
Series 2024-70P, Class A, 144A
5.487%(cc)	03/10/41	4,560	4,594,797
GS Mortgage Securities Trust,
Series 2015-GS01, Class A3
3.734%	11/10/48	110	107,867
Series 2017-GS05, Class A3
3.409%	03/10/50	4,479	4,376,571
Series 2019-GC38, Class AAB
3.835%	02/10/52	2,873	2,844,447
Series 2019-GC42, Class A3
2.749%	09/10/52	4,520	4,160,433
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A, 144A
6.071%(cc)	05/10/39	1,065	1,088,454
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,872,864
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	392,375
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
8.144%(c)	07/15/36	500	482,344
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	1,942,831
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4
3.526%	12/15/47	362	360,803
Series 2015-C26, Class ASB
3.323%	10/15/48	198	196,506
Series 2016-C32, Class XA, IO
0.786%(cc)	12/15/49	4,342	50,441
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,233,329
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	731,627
Series 2017-H01, Class XD, IO, 144A
2.299%(cc)	06/15/50	700	34,635
Series 2019-H07, Class A3
3.005%	07/15/52	1,081	1,010,221
Series 2019-L02, Class A4
4.071%	03/15/52	252	245,036
MSWF Commercial Mortgage Trust,
Series 2023-02, Class XA, IO
1.141%(cc)	12/15/56	7,056	452,585
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	303,264

A8

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
NJ Trust,
Series 2023-GSP, Class A, 144A
6.697%(cc)	01/06/29	1,880	$1,993,823
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	10,119	10
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 144A
5.753%(cc)	07/15/39	1,220	1,247,617
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	1,043,044
SHOW Trust,
Series 2022-BIZ, Class A, 144A, 1 Month SOFR + 2.984% (Cap N/A, Floor 2.984%)
8.102%(c)	01/15/27	1,250	1,019,113
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	500	434,169
TYSN Mortgage Trust,
Series 2023-CRNR, Class A, 144A
6.799%(cc)	12/10/33	3,465	3,663,980
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	774,028
Series 2017-C05, Class A4
3.212%	11/15/50	2,687	2,596,409
Series 2017-C06, Class A4
3.320%	12/15/50	2,731	2,658,391
Series 2018-C12, Class A4
4.030%	08/15/51	2,382	2,358,527
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	1,990,609
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	2,005	1,995,534
Series 2016-LC24, Class A3
2.684%	10/15/49	2,333	2,267,951
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	1,394,796
Series 2017-C38, Class A4
3.190%	07/15/50	2,093	2,027,177
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	3,088,941
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	135,243
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,673,068
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,201,855
Series 2024-C63, Class XA, IO
1.215%(cc)	08/15/57	14,274	1,102,346

Total Commercial Mortgage-Backed Securities (cost $246,754,108)			239,685,621
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 25.7%
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	1,025	$1,055,410
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	651	627,255
2.950%	02/01/30	455	406,822
3.100%	05/01/26	38	36,805
3.200%	03/01/29	2,162	2,001,090
3.250%	02/01/35	234	190,474
3.550%	03/01/38	151	117,894
3.750%	02/01/50	235	165,033
3.900%	05/01/49	66	47,845
5.150%	05/01/30	357	357,797
5.705%	05/01/40	1,815	1,772,554
5.805%	05/01/50	150	144,924
5.930%	05/01/60	1,739	1,669,078
Sr. Unsec’d. Notes, 144A
6.298%	05/01/29	620	652,171
6.528%	05/01/34	1,365	1,464,458
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.050%	06/01/29	1,100	1,133,000
5.054%	04/27/45	106	103,938
5.350%	06/01/34	1,870	1,946,892
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40	510	518,285
5.250%	05/01/50	508	518,802
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	331,266
3.030%	03/15/52	450	314,346
4.125%	11/16/28	278	277,153
4.500%	06/01/42	475	442,238
5.750%	11/08/26	600	618,784
6.000%	03/15/31	340	369,956
			17,284,270
Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
6.875%	11/01/33	940	1,061,629
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.900%	03/01/32	445	402,921
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	1,440	1,301,463
4.540%	08/15/47	898	755,720
5.834%	02/20/31	860	909,028
6.000%	02/20/34	225	240,370
Bunge Ltd. Finance Corp.,
Gtd. Notes
2.750%	05/14/31	2,000	1,803,436

A9

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	2,215	$1,918,011
4.000%	06/22/32(a)	625	606,835
4.750%	04/24/33	235	238,431
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.500%	03/20/42	117	107,926
4.875%	02/15/28	526	537,441
5.125%	02/15/30	6,495	6,735,821
5.250%	02/13/34	170	176,544
5.375%	02/15/33	310	324,117
5.625%	09/07/33	1,405	1,495,827
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	1,345	1,392,080
7.000%	08/04/41	264	283,011
			20,290,611
Airlines — 0.1%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	109	105,190
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	105	101,528
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	190	180,333
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	371	369,980
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	123	123,155
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	531	527,099
4.750%	10/20/28	1,168	1,165,781
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	426	431,564
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	121	118,645
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	89	85,584
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	73	69,344
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	644	602,802
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	113	$106,300
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	291	259,891
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	495	487,543
4.625%	04/15/29	109	105,314
			4,840,053
Apparel — 0.0%
Tapestry, Inc.,
Sr. Unsec’d. Notes
7.050%	11/27/25	415	423,475
7.700%	11/27/30	105	113,093
			536,568
Auto Manufacturers — 0.4%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25	1,995	1,981,055
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	675	626,164
4.125%	08/17/27	1,850	1,801,850
4.271%	01/09/27	200	196,519
5.125%	11/05/26	1,005	1,009,461
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,736	1,681,419
5.150%	04/01/38(a)	176	168,589
5.600%	10/15/32	230	237,687
6.125%	10/01/25	372	375,575
6.250%	10/02/43	490	502,504
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	149	147,773
4.300%	07/13/25	538	535,664
4.350%	04/09/25	512	509,694
4.350%	01/17/27	186	185,461
Sr. Unsec’d. Notes
2.400%	10/15/28	975	891,576
2.900%	02/26/25	159	157,603
5.000%	04/09/27	500	505,378
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	2,290	2,330,924
5.300%	06/24/29	2,950	3,037,628
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.950%	08/15/29	1,460	1,462,489
			18,345,013

A10

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)	51	$50,874
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	617	553,250
			604,124
Banks — 8.4%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A, MTN
4.750%	07/28/25	1,000	995,940
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29	2,500	2,675,262
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
2.746%	05/28/25	1,000	985,671
4.175%(ff)	03/24/28	200	197,967
5.538%(ff)	03/14/30	800	826,684
Sr. Preferred Notes
5.439%	07/15/31	1,200	1,251,226
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	2,797	2,420,995
2.572%(ff)	10/20/32	1,317	1,154,315
2.592%(ff)	04/29/31	8,081	7,333,741
2.687%(ff)	04/22/32	5,915	5,273,788
4.571%(ff)	04/27/33	1,300	1,292,553
5.468%(ff)	01/23/35	815	857,142
5.933%(ff)	09/15/27	875	901,037
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	282	276,775
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	380	370,633
1.898%(ff)	07/23/31	11,123	9,648,738
1.922%(ff)	10/24/31	920	793,279
2.496%(ff)	02/13/31	1,402	1,269,734
2.972%(ff)	02/04/33	1,356	1,214,814
3.194%(ff)	07/23/30	1,496	1,416,392
3.824%(ff)	01/20/28	912	901,636
3.970%(ff)	03/05/29	1,584	1,565,196
3.974%(ff)	02/07/30	424	416,440
4.083%(ff)	03/20/51	335	290,985
4.271%(ff)	07/23/29	211	210,377
4.330%(ff)	03/15/50	517	468,888
4.376%(ff)	04/27/28	470	470,655
5.000%	01/21/44	1,003	1,020,371
Sub. Notes, MTN
4.250%	10/22/26	15	14,983
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,500	2,588,386
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27(a)	1,385	1,339,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
3.803%(ff)	12/15/32	228	$221,150
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30	390	402,328
5.060%(ff)	07/22/32	1,090	1,128,269
5.188%(ff)	03/14/35	1,010	1,048,701
6.317%(ff)	10/25/29	1,005	1,080,991
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	2,085	2,000,491
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.951%	03/11/27	1,355	1,316,844
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	1,360	1,370,398
5.690%(ff)	03/12/30	6,440	6,698,689
6.036%(ff)	03/12/55	1,500	1,635,560
6.490%(ff)	09/13/29	215	229,167
7.385%(ff)	11/02/28	1,065	1,148,048
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	307,092
Sub. Notes
5.088%(ff)	06/20/30	602	603,878
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	3,497	3,351,722
2.219%(ff)	06/09/26	397	389,380
2.871%(ff)	04/19/32	965	858,088
3.132%(ff)	01/20/33	1,650	1,474,160
4.400%	08/14/28	530	528,142
5.198%(ff)	01/10/30	728	744,927
Sr. Preferred Notes, 144A
5.125%(ff)	01/13/29	1,490	1,521,036
5.176%(ff)	01/09/30	460	471,153
5.894%(ff)	12/05/34	3,125	3,376,755
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	826,354
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
4.625%	09/12/28	495	493,333
5.936%(ff)	05/30/35	495	516,891
6.714%(ff)	10/19/29(a)	3,470	3,704,614
7.003%(ff)	10/19/34	1,165	1,302,836
Sub. Notes, 144A
6.508%(ff)	01/18/35	2,710	2,846,690
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	1,400	1,466,788
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	112,350
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	3,777	3,320,597
2.572%(ff)	06/03/31	4,598	4,133,948

A11

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.666%(ff)	01/29/31	640	$583,022
3.520%(ff)	10/27/28	1,240	1,210,299
3.668%(ff)	07/24/28	948	931,110
3.785%(ff)	03/17/33	1,500	1,404,602
3.887%(ff)	01/10/28	1,057	1,046,287
4.075%(ff)	04/23/29	460	455,424
4.650%	07/30/45	458	433,472
4.650%	07/23/48	130	122,699
4.658%(ff)	05/24/28	1,965	1,980,665
4.910%(ff)	05/24/33	530	533,740
5.174%(ff)	02/13/30	765	785,288
5.449%(ff)	06/11/35	1,510	1,575,815
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	4,130,470
Sub. Notes
4.450%	09/29/27	964	964,782
4.600%	03/09/26	225	225,567
4.750%	05/18/46	192	180,077
5.300%	05/06/44	271	275,239
6.125%	08/25/36	558	606,468
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.718%(ff)	07/23/32	1,275	1,324,303
5.841%(ff)	01/23/30(a)	1,515	1,575,982
6.645%(ff)	04/25/35	295	323,636
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30	225	231,899
Cooperatieve Rabobank UA (Netherlands),
Sr. Non-Preferred Notes, 144A
3.649%(ff)	04/06/28	640	628,318
3.758%(ff)	04/06/33	1,000	932,691
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
5.335%(ff)	01/10/30	2,000	2,053,503
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
3.244%(ff)	12/20/25	410	408,295
5.705%(ff)	03/01/30	2,000	2,082,152
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	1,825	1,766,569
2.311%(ff)	11/16/27	545	518,160
3.961%(ff)	11/26/25	701	699,645
5.403%(ff)	09/11/35(a)	1,730	1,733,758
6.720%(ff)	01/18/29	525	555,553
6.819%(ff)	11/20/29	2,500	2,683,833
Sr. Non-Preferred Notes, SOFR + 1.219%
6.283%(c)	11/16/27	715	711,682
Sr. Preferred Notes
4.162%	05/13/25	1,095	1,091,380
5.414%	05/10/29	415	431,048
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	04/26/29(a)	1,305	1,344,215
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	9,695	$9,276,254
1.948%(ff)	10/21/27	190	181,137
2.383%(ff)	07/21/32	2,595	2,249,884
2.600%	02/07/30	310	284,449
2.615%(ff)	04/22/32	3,849	3,399,301
2.640%(ff)	02/24/28	4,335	4,165,775
2.908%(ff)	07/21/42	165	125,270
3.500%	04/01/25	45	44,700
3.500%	11/16/26	940	925,836
3.615%(ff)	03/15/28	1,645	1,618,473
3.814%(ff)	04/23/29	910	892,100
3.850%	01/26/27	803	795,646
4.223%(ff)	05/01/29	521	517,896
4.482%(ff)	08/23/28	2,077	2,087,965
5.049%(ff)	07/23/30	1,395	1,431,150
5.727%(ff)	04/25/30	740	777,686
6.250%	02/01/41	629	715,148
Sub. Notes
4.250%	10/21/25	872	868,930
5.150%	05/22/45	146	145,838
6.750%	10/01/37	1,896	2,182,792
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29	2,145	1,965,607
2.804%(ff)	05/24/32	989	873,236
2.848%(ff)	06/04/31	417	378,842
5.402%(ff)	08/11/33	2,275	2,351,296
5.733%(ff)	05/17/32	1,510	1,586,768
5.887%(ff)	08/14/27	1,135	1,164,719
Sub. Notes
4.250%	08/18/25	618	614,523
4.762%(ff)	03/29/33	630	620,065
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28	3,360	3,366,018
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
7.800%	11/28/53	835	995,919
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	540	517,558
2.182%(ff)	06/01/28	462	438,099
2.525%(ff)	11/19/41	1,589	1,172,713
2.545%(ff)	11/08/32	995	875,162
2.580%(ff)	04/22/32	655	584,080
2.739%(ff)	10/15/30	508	470,825
2.947%(ff)	02/24/28	2,070	2,007,556
2.963%(ff)	01/25/33	2,910	2,616,653
3.540%(ff)	05/01/28	1,184	1,162,738
3.702%(ff)	05/06/30	62	60,309
3.782%(ff)	02/01/28	1,057	1,045,434
3.960%(ff)	01/29/27	525	521,958
4.005%(ff)	04/23/29	5,020	4,965,799
4.995%(ff)	07/22/30	265	272,299

A12

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.299%(ff)	07/24/29	1,580	$1,634,541
5.336%(ff)	01/23/35	3,825	3,999,290
5.581%(ff)	04/22/30	985	1,034,100
6.070%(ff)	10/22/27	865	896,270
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	205	209,544
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	03/22/28	1,624	1,622,392
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34	520	515,463
7.413%(ff)	10/30/29	725	794,007
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28(a)	2,915	2,929,184
5.400%	11/21/25	2,550	2,565,890
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.475%(ff)	02/22/31	1,500	1,570,432
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.778%(ff)	07/06/29	2,000	2,089,681
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	1,325	1,322,425
5.449%(ff)	07/20/29	585	607,558
5.466%(ff)	01/18/35	1,500	1,568,340
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	265	228,009
2.699%(ff)	01/22/31	5,336	4,888,677
3.875%	01/27/26	279	277,790
4.431%(ff)	01/23/30	4,426	4,436,178
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	10,610	8,978,517
1.928%(ff)	04/28/32	225	190,821
2.511%(ff)	10/20/32	220	192,082
3.591%(ff)	07/22/28	428	419,242
3.622%(ff)	04/01/31	1,080	1,037,226
5.656%(ff)	04/18/30	955	1,004,658
Sub. Notes, GMTN
4.350%	09/08/26	1,455	1,458,260
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	618,954
5.516%(ff)	09/30/28(a)	3,800	3,920,661
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.430%	03/09/28(a)	1,830	1,862,376
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	1,300	1,352,886
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
5.150%	02/01/34	350	363,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.875%	05/04/32	440	$424,523
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27(a)	1,395	1,333,373
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	980	934,742
Sr. Non-Preferred Notes, 144A
2.226%(ff)	01/21/26	1,350	1,337,215
6.066%(ff)	01/19/35(a)	3,625	3,783,329
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	3,650	3,465,047
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.905%(ff)	05/14/35	1,175	1,237,569
7.767%(ff)	11/16/28(a)	1,505	1,640,781
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	4,320	4,132,701
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.800%	03/10/27	4,540	4,403,708
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	1,000	1,010,905
7.161%(ff)	10/30/29	840	921,238
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	544,865
5.836%(ff)	06/12/34	170	181,415
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,295	4,100,696
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,070	1,092,562
7.500%	02/15/28	1,090	1,198,018
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.750%(ff)	04/12/31(oo)	200	213,854
9.250%(ff)	11/13/28(oo)	1,020	1,127,100
Sr. Unsec’d. Notes
4.550%	04/17/26	350	350,856
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	759,601
2.193%(ff)	06/05/26	1,505	1,478,662
2.746%(ff)	02/11/33	330	286,001
3.091%(ff)	05/14/32	2,077	1,872,382
4.194%(ff)	04/01/31	2,571	2,513,152
4.253%	03/23/28	607	601,562
5.428%(ff)	02/08/30	905	933,837
6.246%(ff)	09/22/29(a)	1,065	1,129,434
6.442%(ff)	08/11/28	1,705	1,794,512
6.537%(ff)	08/12/33	3,320	3,663,446
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	545	565,355

A13

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.499%(ff)	01/23/35(a)	2,175	$2,280,454
6.303%(ff)	10/23/29	525	561,387
6.491%(ff)	10/23/34	695	776,917
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,461	8,044,727
2.879%(ff)	10/30/30	2,647	2,455,381
3.350%(ff)	03/02/33	4,120	3,767,376
4.808%(ff)	07/25/28	1,660	1,679,155
4.897%(ff)	07/25/33	1,900	1,922,033
5.013%(ff)	04/04/51	1,553	1,523,429
5.574%(ff)	07/25/29	2,915	3,032,470
Sub. Notes
5.606%	01/15/44	696	716,907
Sub. Notes, GMTN
4.900%	11/17/45	633	593,991
Sub. Notes, MTN
4.400%	06/14/46	223	194,816
4.750%	12/07/46	888	813,754
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	2,103	2,268,660
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	1,895	1,971,767
			339,156,308
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,568	1,539,256
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40	1,274	1,203,427
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	194,637
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	300	298,812
			3,236,132
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	146	133,496
5.150%	11/15/41	855	855,894
5.250%	03/02/33	2,390	2,487,704
5.750%	03/02/63	955	1,007,078
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.250%	04/27/32	450	442,071
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	213	203,843
5.250%	10/15/33(a)	1,395	1,471,083
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30		1,300	$1,122,762
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31(a)		1,235	1,050,318
2.200%	09/02/30		780	684,161
5.150%	09/02/29(a)		695	712,040
				10,170,450
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50		500	394,557
Trane Technologies Financing Ltd.,
Gtd. Notes
5.100%	06/13/34		305	317,595
5.250%	03/03/33		750	785,665
				1,497,817
Chemicals — 0.2%
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27(a)		1,920	1,990,292
6.550%	11/15/30		400	431,399
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		750	758,489
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		550	599,475
5.419%	11/15/48		200	221,166
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25		1,710	1,736,691
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		609	652,677
RPM International, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/32		605	536,180
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)		200	198,250
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		1,514	1,363,088
				8,487,707
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	209	228,068
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.319%	12/04/28		1,800	1,909,734

A14

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	425	$506,276
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	715	705,344
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	457	452,515
2.900%	05/15/30	600	546,711
4.950%	08/15/27(a)	1,630	1,657,348
S&P Global, Inc.,
Gtd. Notes
2.900%	03/01/32	600	545,704
			6,551,700
Computers — 0.2%
CGI, Inc. (Canada),
Sr. Unsec’d. Notes
1.450%	09/14/26	1,000	945,991
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
5.300%	10/01/29	1,250	1,300,571
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.000%	10/15/34	2,115	2,094,296
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27	2,090	2,002,238
			6,343,096
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	780	766,129
3.375%	03/24/29(a)	510	492,125
3.625%	03/24/32	400	375,888
			1,634,142
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,108,917
3.000%	10/29/28	3,829	3,616,229
3.300%	01/30/32	910	821,022
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	413,266
Sr. Unsec’d. Notes
5.850%	11/05/27	1,870	1,964,027
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	3,500	3,268,930
5.750%	03/01/29	3,000	3,091,005
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
BlackRock Funding, Inc.,
Gtd. Notes
4.900%	01/08/35	820	$845,899
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.878%(ff)	11/02/27	475	451,317
2.636%(ff)	03/03/26	2,030	2,007,312
4.927%(ff)	05/10/28	1,090	1,102,715
5.247%(ff)	07/26/30	455	463,047
6.312%(ff)	06/08/29	708	745,397
7.624%(ff)	10/30/31	2,035	2,313,785
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	905,635
6.136%(ff)	08/24/34	180	196,797
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34(a)	1,715	2,013,993
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27	890	910,008
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.150%	03/17/30	3,000	3,008,617
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	195	194,976
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,300,586
5.783%	07/03/34	2,170	2,283,410
6.070%	07/12/28	2,000	2,100,229
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.550%	01/15/30	265	277,743
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	473	451,509
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	296,531
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25	3,315	3,305,960
			39,458,862
Electric — 3.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	538,703
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	4,404,625
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	69,465

A15

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	$354,766
3.750%	03/01/45	187	155,650
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27(a)	2,550	2,665,943
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	475,492
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.550%	08/01/33	520	542,497
6.350%	12/15/32	425	466,844
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.650%	06/01/54(a)	1,740	1,871,639
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	37,665
5.000%	02/01/31	60	58,107
5.125%	03/15/28	1,253	1,234,758
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	234,128
General Ref. Mortgage
3.950%	03/01/48	366	301,858
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29	1,490	1,547,466
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	310	284,760
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,355	967,895
5.500%	03/15/34	270	288,916
5.700%	05/15/54	540	585,195
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	186,850
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	129,371
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54	1,000	1,058,210
5.800%	03/01/33	1,800	1,930,836
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/32(a)	616	644,813
7.000%	06/15/38	592	694,414
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,300	1,232,308
Sr. Unsec’d. Notes, Series E
6.300%	03/15/33	75	81,993
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
3.550%	03/15/52	220	$169,640
3.700%	12/01/47	161	129,173
3.950%	03/15/48	142	118,143
First Ref. Mortgage
3.750%	06/01/45	187	154,413
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	520	469,240
2.550%	06/15/31	4,879	4,312,483
3.500%	06/15/51	255	188,715
4.300%	03/15/28	1,100	1,101,328
4.500%	08/15/32(a)	730	722,127
5.000%	08/15/52	490	463,910
5.450%	06/15/34	535	558,725
5.800%	06/15/54	390	411,093
Duke Energy Florida LLC,
First Mortgage
5.875%	11/15/33	1,060	1,160,189
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	225	234,962
5.550%	03/15/54	1,115	1,165,244
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	336,949
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53	715	752,326
Sr. Unsec’d. Notes
4.125%	03/15/28	410	406,461
4.950%	04/15/25	458	457,685
5.250%	11/15/28	1,205	1,238,899
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	1,380	1,225,102
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.625%	07/12/26	4,210	4,003,971
Entergy Arkansas LLC,
First Mortgage
2.650%	06/15/51	2,000	1,283,606
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,585,391
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	551	559,265
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	477,565
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	1,725	1,602,330

A16

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32(a)	1,430	$1,302,996
4.600%	07/01/27	1,595	1,604,757
5.125%	05/15/33	1,395	1,420,828
5.450%	03/01/28(a)	2,100	2,177,156
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%(cc)	07/15/27	305	301,613
Sr. Unsec’d. Notes, Series C
4.850%(cc)	07/15/47	410	376,244
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	461,091
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	121,533
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	1,300	1,324,251
4.950%	05/17/33	845	868,861
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	477,154
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,780	2,566,158
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	1,400	1,274,257
4.800%	09/15/43	1,105	1,065,362
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	119,981
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43(a)	2,500	2,489,424
5.850%	02/15/34	445	476,859
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.602%	06/12/28	270	282,046
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	3,145	2,812,889
6.051%	03/01/25	665	667,898
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	123	114,691
3.625%	02/15/31	503	456,070
3.875%	02/15/32(a)	480	437,509
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/34	425	448,922
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	805	761,576
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, 144A
5.800%	06/01/54	175	$184,150
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	650	676,608
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	268,889
5.000%	06/01/33	1,820	1,851,239
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	754	706,955
2.500%	02/01/31	2,220	1,945,758
4.300%	03/15/45	800	670,562
4.550%	07/01/30(a)	3,155	3,132,187
4.950%	07/01/50	1,496	1,362,378
5.450%	06/15/27(a)	3,987	4,083,731
5.900%	10/01/54	1,000	1,035,916
6.150%	01/15/33	1,670	1,794,726
6.400%	06/15/33	2,160	2,361,146
Sr. Sec’d. Notes
3.250%	06/01/31	484	441,154
PacifiCorp,
First Mortgage
5.350%	12/01/53	1,295	1,281,364
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	109,917
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	229,825
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,302	2,698,235
Public Service Electric & Gas Co.,
First Mortgage, MTN
5.450%	03/01/54	735	780,132
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.450%	04/01/34	330	344,050
5.850%	11/15/27	1,780	1,864,466
6.125%	10/15/33	870	947,544
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	1,208	1,163,106
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	205,390
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	893,037
3.650%	02/01/50	1,845	1,437,205
4.900%	06/01/26	495	499,867
5.150%	06/01/29	95	98,566
5.200%	06/01/34(a)	2,085	2,163,259
5.750%	04/15/54	1,235	1,323,565

A17

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.950%	11/01/32	235	$255,786
First Mortgage, Series D
4.700%	06/01/27	2,180	2,210,360
First Ref. Mortgage
4.000%	04/01/47	734	614,104
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,199,682
Sr. Unsec’d. Notes
4.850%	03/15/35	1,625	1,638,244
5.200%	06/15/33	1,505	1,559,929
5.700%	03/15/34	2,390	2,566,825
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	212,055
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	220	226,931
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33	2,125	2,178,475
5.000%	01/15/34	1,735	1,778,294
5.050%	08/15/34	335	344,080
5.350%	01/15/54	380	389,407
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	839,590
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34	790	827,455
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	735	728,318
			127,868,690
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/35	640	665,749
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	552,430
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	522,186
4.250%	10/31/26	1,386	1,358,765
			2,433,381
Entertainment — 0.2%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	500	522,439
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	1,170	1,108,431
4.279%	03/15/32(a)	3,115	2,766,544
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
5.050%	03/15/42(a)	1,910	$1,560,126
5.141%	03/15/52	4,285	3,303,501
			9,261,041
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.450%	02/15/31	525	439,900
5.200%	11/15/34	1,590	1,660,144
Waste Management, Inc.,
Gtd. Notes
4.950%	07/03/31	1,095	1,139,088
			3,239,132
Foods — 0.2%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	750	773,203
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28(a)	1,405	1,426,034
5.300%	10/01/26	1,315	1,340,440
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes, 144A
6.750%	03/15/34	850	939,748
Kellanova,
Sr. Unsec’d. Notes
5.250%	03/01/33	550	575,240
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	191	182,400
6.875%	01/26/39	6	7,074
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34	330	332,889
5.500%	09/15/54	900	905,437
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	505	433,318
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	03/17/27	1,370	1,323,245
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31	353	335,398
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29	205	212,851
5.700%	03/15/34	505	531,838
			9,319,115
Gas — 0.4%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
5.900%	11/15/33	1,640	1,803,004

A18

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32		240	$218,682
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27(a)		3,170	3,171,663
4.866%	08/05/32		3,020	2,946,613
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		251	265,075
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		460	388,365
3.600%	05/01/30		790	759,203
5.200%	07/01/29(a)		1,335	1,382,501
5.350%	04/01/34		710	736,850
5.400%	06/30/33(a)		520	541,515
Southern California Gas Co.,
First Mortgage
5.200%	06/01/33		1,710	1,780,154
5.600%	04/01/54(a)		940	996,667
5.750%	06/01/53		590	630,251
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		1,389	1,232,314
				16,852,857
Healthcare-Products — 0.2%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.375%	12/06/32		470	491,637
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.550%	03/01/39		1,000	979,276
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39		1,150	968,254
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27		1,265	1,315,047
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	285,696
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes
5.400%	03/20/34		610	633,291
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29		1,525	1,568,901
5.600%	03/23/34		650	673,298
5.900%	04/30/54		540	560,370
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	495	421,203
1.875%	10/01/49	EUR	323	249,343
				8,146,316
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 1.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	283	$251,539
6.750%	12/15/37	469	530,916
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	523	434,740
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	1,052	1,023,758
Sr. Unsec’d. Notes
3.200%	03/15/40	2,320	1,831,964
5.000%	05/15/29(a)	1,550	1,594,962
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	214	192,011
Sr. Sec’d. Notes
2.760%	10/01/24	3,577	3,577,000
5.205%	12/01/31(a)	1,180	1,215,694
5.318%	12/01/34	3,145	3,246,177
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	1,315	1,251,555
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	280	273,222
4.550%	05/15/52	210	187,270
5.375%	06/15/34	970	1,019,290
HCA, Inc.,
Gtd. Notes
4.625%	03/15/52	1,800	1,561,852
5.450%	04/01/31	225	234,374
5.450%	09/15/34	520	535,134
5.500%	06/15/47	656	651,454
5.600%	04/01/34	1,405	1,464,168
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	200	167,852
4.950%	10/01/44	176	163,399
5.375%	04/15/31	705	729,776
5.750%	03/01/28	1,680	1,752,941
5.875%	03/01/33	555	588,928
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27(a)	200	206,197
6.000%	05/08/34	200	212,753
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	1,049,440
Unsec’d. Notes, Series 2021
2.810%	06/01/41	985	760,201
Laboratory Corp. of America Holdings,
Gtd. Notes
4.550%	04/01/32	1,015	1,003,644

A19

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	$892,103
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	161,944
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	161,743
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
6.400%	11/30/33	500	558,926
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	1,400	925,992
4.592%	09/09/34	2,625	2,649,931
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	265,396
4.625%	06/15/28	200	196,466
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	310	276,368
2.300%	05/15/31	200	177,308
2.750%	05/15/40	840	642,888
3.250%	05/15/51	168	124,318
3.875%	08/15/59	511	405,872
4.000%	05/15/29	395	394,175
4.200%	05/15/32	810	803,504
4.750%	05/15/52	495	471,557
4.950%	01/15/32	1,260	1,302,078
4.950%	05/15/62	310	299,492
5.050%	04/15/53	1,355	1,345,040
5.375%	04/15/54	1,740	1,805,798
5.700%	10/15/40	246	264,155
5.750%	07/15/64	310	334,647
5.875%	02/15/53	155	171,487
6.050%	02/15/63	255	288,004
			42,631,403
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	179,696
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	359,100
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	372	354,330
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	249	254,260
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	274	272,690
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	$307,910
			1,727,986
Insurance — 0.8%
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.350%	02/28/33	330	343,333
Aon North America, Inc.,
Gtd. Notes
5.450%	03/01/34(a)	2,730	2,866,575
Athene Global Funding,
Sec’d. Notes, 144A
5.684%	02/23/26	2,670	2,708,744
Sec’d. Notes, 144A, MTN
2.646%	10/04/31	2,135	1,832,636
Athene Holding Ltd.,
Sr. Unsec’d. Notes
5.875%	01/15/34	920	962,267
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	512,795
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	1,330	1,319,771
5.750%	01/15/34	910	959,302
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29	1,605	1,655,715
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	1,820	1,665,254
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	335	333,759
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	830	757,308
Sr. Unsec’d. Notes, 144A
6.000%	12/07/33	2,760	2,898,604
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	2,009
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	447	488,166
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	145,083
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	756	676,476
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	486,373

A20

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN
2.400%	01/11/32	2,220	$1,925,164
Principal Financial Group, Inc.,
Gtd. Notes
5.375%	03/15/33	920	962,264
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
5.100%	01/25/29	1,180	1,215,793
Protective Life Global Funding,
Sec’d. Notes, 144A, MTN
5.215%	06/12/29	1,015	1,053,703
RGA Global Funding,
Sec’d. Notes, 144A
5.448%	05/24/29(a)	950	988,864
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	354,104
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	625,672
6.850%	12/16/39	50	59,717
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	1,425	1,323,000
4.650%	06/15/27	1,965	1,981,636
			31,104,087
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	313	206,868
3.875%	08/22/37	501	471,858
4.250%	08/22/57	145	131,060
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	1,350	1,413,656
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34	450	449,488
			2,672,930
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	400	370,303
3.250%	10/15/50	800	562,600
			932,903
Leisure Time — 0.0%
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	705	669,144
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	208	$205,075
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	322	314,795
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	287,653
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	396	398,970
			1,206,493
Machinery-Diversified — 0.0%
AGCO Corp.,
Gtd. Notes
5.450%	03/21/27	325	331,518
5.800%	03/21/34(a)	85	88,897
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	1,602	1,466,569
			1,886,984
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	538	529,171
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	80	71,187
3.500%	03/01/42	75	52,122
3.700%	04/01/51	285	181,657
3.750%	02/15/28	820	786,858
3.850%	04/01/61	909	556,987
3.900%	06/01/52	1,595	1,045,031
3.950%	06/30/62	235	145,580
4.400%	12/01/61	512	348,216
5.050%	03/30/29	2,216	2,205,020
5.125%	07/01/49	240	192,561
5.375%	05/01/47	246	206,007
5.500%	04/01/63	480	389,751
6.550%	06/01/34	1,070	1,111,504
6.834%	10/23/55	171	170,560
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	375	228,124
2.800%	01/15/51	604	400,709
2.887%	11/01/51	1,325	889,438
3.400%	04/01/30	340	326,017
3.750%	04/01/40	1,716	1,484,472
3.969%	11/01/47	1,499	1,252,128
3.999%	11/01/49	274	228,679
4.000%	08/15/47	793	667,140
4.150%	10/15/28	207	207,295

A21

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.250%	10/15/30	526	$524,808
4.250%	01/15/33	292	286,811
4.800%	05/15/33(a)	1,085	1,106,329
5.100%	06/01/29(a)	1,265	1,317,719
5.650%	06/01/54	595	634,576
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34	3,845	3,887,964
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29	174	164,484
Paramount Global,
Sr. Unsec’d. Notes
4.375%	03/15/43	1,493	1,105,584
4.950%	05/19/50	285	219,075
5.850%	09/01/43	286	249,157
6.875%	04/30/36	460	465,270
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.875%	11/15/40	684	619,389
6.550%	05/01/37	1,117	1,106,357
6.750%	06/15/39	1,284	1,284,088
7.300%	07/01/38	1,490	1,574,575
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	200	199,485
			28,421,885
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.875%	03/16/29	1,080	1,050,138
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	105	110,208
5.750%	05/01/43	17	18,023
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33(a)	1,230	1,261,859
5.250%	09/08/33	520	544,227
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	3	2,995
4.625%	08/01/30	36	35,970
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	585	524,494
5.371%	04/04/29	2,330	2,407,551
5.634%	04/04/34	2,132	2,226,971
6.375%	10/06/30	700	759,973
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,195	1,253,273
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes
6.125%	12/15/33	910	1,012,616
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42	1,587	$1,545,706
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	93	92,942
			12,846,946
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	158	144,731
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	11/21/44	400	365,225
Textron, Inc.,
Sr. Unsec’d. Notes
3.900%	09/17/29	830	809,860
			1,319,816
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,180	1,215,246
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	417	426,086
			1,641,332
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	3,500	3,370,713
Oil & Gas — 1.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,101	3,644,454
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34	150	147,987
5.800%	10/01/54	335	329,683
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	28	33,574
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	813	724,411
3.000%	02/24/50	882	611,351
4.812%	02/13/33	1,325	1,342,519
4.893%	09/11/33	670	681,642
5.227%	11/17/34	830	864,153
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	369	365,103
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	3,855	3,318,463

A22

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.400%	06/15/47	111	$107,203
6.750%	11/15/39	53	59,697
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	186	149,041
4.025%	03/15/62	1,475	1,190,880
4.300%	11/15/44	362	322,097
5.300%	05/15/53	250	252,633
5.550%	03/15/54	170	177,779
5.700%	09/15/63	865	925,574
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	504	478,500
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	311	274,992
5.600%	07/15/41	506	496,241
5.875%	06/15/28	46	46,501
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51	290	241,373
5.400%	04/18/34	845	862,505
5.750%	04/18/54	160	161,201
5.900%	04/18/64	295	298,140
6.250%	03/15/33	1,235	1,332,020
6.250%	03/15/53	160	171,666
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	1,380	1,483,845
8.875%	01/13/33	372	398,486
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	448	400,960
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	1,835	1,891,496
5.950%	05/15/54	550	562,140
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31	560	513,793
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	905	778,943
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	205	158,984
4.114%	03/01/46	534	475,928
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	1,188	1,369,044
7.300%	08/15/31	995	1,140,432
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	100,282
6.000%	02/01/31	103	100,040
6.250%	04/15/32	625	608,602
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.600%	10/01/37		850	$971,713
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		500	544,465
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.600%	03/15/46		981	1,054,531
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33		1,100	1,163,308
7.375%	11/01/31		475	535,195
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	194,669
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	274	358,207
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		104	97,188
6.490%	01/23/27		582	573,270
6.500%	03/13/27		174	170,433
6.500%	01/23/29		335	316,173
6.700%	02/16/32		835	746,615
6.840%	01/23/30		523	483,513
6.875%	10/16/25		251	251,471
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	394	418,845
Gtd. Notes, MTN
6.875%	08/04/26		242	240,137
Phillips 66 Co.,
Gtd. Notes
5.250%	06/15/31		1,320	1,365,524
5.300%	06/30/33(a)		785	809,983
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		700	613,602
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.250%	07/17/34		725	745,003
5.875%	07/17/64		800	807,040
Shell International Finance BV,
Gtd. Notes
2.750%	04/06/30		253	235,417
3.000%	11/26/51(a)		2,425	1,687,951
4.375%	05/11/45		241	217,750
4.550%	08/12/43		492	462,330
6.375%	12/15/38		665	769,740
TotalEnergies Capital SA (France),
Gtd. Notes
4.724%	09/10/34		800	804,409
5.425%	09/10/64		920	922,330
5.638%	04/05/64		1,745	1,819,879
				48,975,049

A23

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39	475	$586,197
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	142	140,428
			726,625
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	575	510,483
6.000%	06/15/29	325	336,293
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.050%	12/15/49	1,350	1,119,357
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	243,331
			2,209,464
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	1,974	1,887,331
4.050%	11/21/39	3,575	3,302,175
4.250%	11/21/49	397	355,266
4.950%	03/15/31	880	914,516
5.400%	03/15/54	305	323,439
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	660	705,859
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.200%	02/22/34	730	769,286
5.550%	02/22/54	930	986,189
5.650%	02/22/64	150	158,984
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.450%	02/15/34	400	418,599
Cencora, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/34	1,000	1,030,078
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	143,230
2.125%	09/15/31	663	560,063
2.700%	08/21/40	1,240	880,577
3.250%	08/15/29	422	398,675
3.750%	04/01/30	448	429,423
4.125%	04/01/40	186	159,222
5.050%	03/25/48	1,700	1,551,272
5.125%	07/20/45	790	736,309
5.875%	06/01/53(a)	105	106,778
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28(a)	166(r)	$168,872
6.943%	01/10/30	175(r)	182,420
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.200%	08/14/29	460	464,223
4.600%	08/14/34	165	167,320
5.050%	08/14/54	60	61,421
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	570	551,629
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	293,152
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.300%	05/19/53	750	777,000
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30	303	267,276
2.625%	04/01/30	597	553,874
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	2,203,828
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	1,100	972,154
			22,480,440
Pipelines — 1.4%
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060	947,195
4.000%	03/01/31	210	199,013
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990	984,055
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.097%	10/01/31	170	171,496
5.681%	01/15/34	10	10,315
6.042%	08/15/28	720	752,830
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.695%	10/01/54	1,550	1,559,429
5.927%	08/15/30	1,120	1,186,312
6.036%	11/15/33	1,860	1,988,606
6.544%	11/15/53	150	168,752
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	43,263
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	2,385	2,117,856

A24

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enbridge, Inc. (Canada),
Gtd. Notes
5.625%	04/05/34	2,040	$2,138,035
5.700%	03/08/33	2,150	2,267,857
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,712
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	665	680,186
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	679	679,360
Sr. Unsec’d. Notes
4.950%	06/15/28	634	644,813
5.250%	07/01/29	560	577,273
5.300%	04/01/44	9	8,641
5.400%	10/01/47	3,551	3,381,210
6.250%	04/15/49	1,325	1,394,138
6.400%	12/01/30	505	549,745
7.500%	07/01/38	192	229,094
Enterprise Products Operating LLC,
Gtd. Notes
3.300%	02/15/53	230	164,563
3.700%	01/31/51	207	161,331
4.850%	03/15/44	151	143,892
4.950%	02/15/35	840	852,653
5.950%	02/01/41	335	362,839
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	51,497
7.500%	06/01/30	50	54,928
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	496	439,222
2.625%	03/31/36	525	448,219
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	1,890	2,002,228
6.510%	02/23/42	930	1,003,528
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	815	842,506
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	869,879
4.300%	03/01/28	257	257,525
5.300%	12/01/34	143	145,222
5.550%	06/01/45(a)	28	27,642
Gtd. Notes, GMTN
7.750%	01/15/32	717	838,186
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	440	395,995
4.500%	04/15/38	665	614,424
4.700%	04/15/48	177	154,420
4.950%	09/01/32	990	993,749
5.200%	03/01/47	3,318	3,146,421
5.500%	06/01/34	420	431,821
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.500%	02/15/49	163	$158,544
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	850	754,530
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	800,214
ONEOK, Inc.,
Gtd. Notes
4.400%	10/15/29	715	712,622
4.450%	09/01/49	2,142	1,789,265
4.750%	10/15/31	160	160,022
5.050%	11/01/34	370	368,313
5.550%	11/01/26	160	163,638
5.800%	11/01/30	260	276,908
5.850%	11/01/64	940	933,783
6.050%	09/01/33	240	256,551
6.100%	11/15/32	355	382,778
6.625%	09/01/53	850	943,417
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	621,692
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27	1,295	1,324,388
6.150%	03/01/29	245	261,066
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	745	700,271
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	115	107,719
3.950%	05/15/50	540	428,844
4.000%	03/15/28	1,200	1,183,410
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	61,427
4.125%	08/15/31	40	37,198
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25	84	83,353
4.050%	02/01/30	2,609	2,511,836
4.500%	03/01/28	20	19,811
5.250%	02/01/50	441	400,455
5.300%	03/01/48	77	69,926
5.450%	04/01/44(a)	398	376,162
5.500%	08/15/48	11	10,200
Whistler Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.400%	09/30/29	25	25,527
5.700%	09/30/31	495	512,354
5.950%	09/30/34	215	222,700
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	11	10,840
4.900%	01/15/45	390	361,011

A25

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.100%	09/15/45	353	$336,190
5.150%	03/15/34	105	106,178
5.400%	03/04/44	417	411,686
5.650%	03/15/33	450	471,444
7.750%	06/15/31	643	733,056
			56,197,205
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/29	660	641,918
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	5,683	5,516,463
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	955	800,032
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.100%	11/15/29(a)	943	881,487
3.800%	02/15/28	492	482,868
4.800%	09/01/28	1,845	1,865,686
5.600%	06/01/29(a)	1,445	1,510,146
Equinix, Inc.,
Sr. Unsec’d. Notes
2.900%	11/18/26	550	535,458
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32(a)	1,031	912,026
4.000%	01/15/31	745	698,074
5.300%	01/15/29	230	233,986
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,013	1,828,819
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	18	16,106
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/34	1,420	1,476,547
Realty Income Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/33	1,650	1,666,423
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	09/26/34	1,130	1,120,474
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,850	1,688,693
2.700%	07/15/31	1,359	1,186,958
5.500%	01/15/29	2,075	2,135,154
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	1,500	1,489,058
4.500%	09/01/26	1,803	1,794,619
5.750%	02/01/27	351	357,280
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	2,091	$1,963,313
			30,801,588
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	366	350,445
AutoZone, Inc.,
Sr. Unsec’d. Notes
5.400%	07/15/34	935	969,124
6.550%	11/01/33	1,530	1,711,347
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27	950	939,431
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32	1,075	904,344
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40	414	345,921
3.350%	04/15/50	623	478,036
5.300%	06/25/54	250	262,776
5.875%	12/16/36	2,862	3,205,339
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.600%	07/01/30	337	327,099
4.200%	04/01/50	619	535,061
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32	634	638,955
			10,667,878
Semiconductors — 0.7%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	750	568,900
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.150%	02/15/28	1,350	1,348,628
4.350%	02/15/30	1,900	1,896,559
5.050%	07/12/29	665	684,626
5.150%	11/15/31	1,600	1,658,590
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,100	940,457
3.187%	11/15/36	2,200	1,863,490
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.900%	01/25/30	635	657,533
6.150%	01/25/32	3,065	3,189,686
Intel Corp.,
Sr. Unsec’d. Notes
3.200%	08/12/61	176	107,899
3.734%	12/08/47	104	76,626
4.750%	03/25/50	881	759,774

A26

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
5.050%	08/05/62	550	$483,200
5.125%	02/10/30	300	306,419
5.150%	02/21/34(a)	455	459,787
5.700%	02/10/53	195	191,539
5.900%	02/10/63	235	235,308
KLA Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/32	900	921,040
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	900	944,633
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.300%	01/15/31	310	322,180
5.875%	02/09/33	180	192,247
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	635	560,711
3.500%	04/01/50	136	111,608
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	468	408,358
4.400%	06/01/27(a)	1,320	1,323,775
5.000%	01/15/33	1,100	1,111,583
Qorvo, Inc.,
Gtd. Notes
1.750%	12/15/24	3,290	3,263,635
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.050%	05/18/63	2,350	2,354,038
			26,942,829
Software — 0.4%
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.700%	09/10/34	1,300	1,307,125
Constellation Software, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.461%	02/16/34	520	542,927
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.400%	07/01/49	400	353,616
5.150%	08/12/34	2,200	2,254,025
Intuit, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/33	500	527,437
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	140	102,768
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	430	400,034
3.600%	04/01/40	479	398,386
4.100%	03/25/61	2,374	1,865,757
4.300%	07/08/34	2,041	1,975,485
4.900%	02/06/33	1,100	1,119,234
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
6.150%	11/09/29	245	$265,012
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	650	571,057
4.750%	02/15/32	1,360	1,375,306
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32	1,650	1,581,212
			14,639,381
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27	766	731,582
2.550%	12/01/33	251	211,593
3.500%	06/01/41	4,242	3,475,128
3.500%	09/15/53	2,698	1,981,414
3.550%	09/15/55	397	290,063
3.650%	09/15/59	894	647,954
3.800%	12/01/57	692	523,873
4.350%	06/15/45	214	189,059
4.500%	05/15/35	115	112,005
5.350%	09/01/40	230	233,380
5.550%	08/15/41	221	227,320
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.950%	02/26/31	565	590,545
5.350%	02/26/64	535	567,669
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	2,360	2,461,120
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.550%	03/15/52	1,200	1,035,019
5.300%	02/15/34	420	426,169
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)	275	276,144
7.625%	03/01/26	105	108,386
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	293	261,068
2.625%	02/15/29	1,526	1,422,390
2.875%	02/15/31	453	411,759
3.375%	04/15/29	430	412,768
3.500%	04/15/31	420	395,650
3.875%	04/15/30	4,065	3,953,126
4.700%	01/15/35	825	822,348
5.050%	07/15/33	445	456,128
5.150%	04/15/34	530	545,805
5.750%	01/15/34	620	665,800
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	4,777	4,114,754
3.150%	03/22/30(a)	398	375,127
3.400%	03/22/41	200	163,452

A27

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	800	$729,477
			28,818,075
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/25(d)	200	3,000
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,200	1,294,404
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	950	723,416
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	425	447,064
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	84	85,345
			2,550,229
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	1,695	1,694,528
5.250%	07/01/29	2,000	2,058,542
5.350%	03/30/29(a)	1,935	1,997,492
6.050%	08/01/28	550	578,692
			6,329,254

Total Corporate Bonds (cost $1,053,396,334)			1,037,996,773
Floating Rate and Other Loans — 0.0%
Software
Interface Security Systems, LLC,
Term Loan, 1 Month SOFR + 7.000%
12.416%(c)	08/07/28^	1,164	872,956
(cost $1,162,445)

Total Floating Rate and Other Loans (cost $1,162,445)			872,956
Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	133,081
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	505,433
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	$1,156,582
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,175,027
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	770	928,698
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	109,634
			3,369,941
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,162	1,178,005
Massachusetts — 0.0%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	1,152	1,141,031
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	91,049
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	436,825
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	538,198
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	414,150
			1,389,173
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	573,407
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	102,854
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	2,325	2,285,450
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	201,456
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	371,464
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	520,466
			4,055,097

A28

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	$821,455
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	114,974
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	280,909
			395,883
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	326,791
Taxable, Revenue Bonds
4.427%	02/01/42	265	259,022
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.507%	11/01/51	155	146,070
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	431,009
Texas Natural Gas Securitization Finance Corp. Revenue,
Taxable, Revenue Bonds, Series 2023-01, Class A1
5.102%	04/01/35	2,372	2,458,415
			3,621,307
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	1,902,757

Total Municipal Bonds (cost $20,754,922)			18,604,212
Residential Mortgage-Backed Securities — 4.6%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	104,667
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	3,087	2,896,683
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	2,971	2,991,108
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,443	1,354,468
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	493	447,142
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	3,679	3,625,410
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,459	1,451,138
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.844%(cc)	09/25/47	125	$116,452
Series 2022-A, Class A1, 144A
6.170%	09/25/62	580	580,049
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	3,742	3,126,644
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	5,199	4,311,469
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	5,201	4,448,561
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	3,392	3,037,561
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.780%(c)	10/25/43	993	995,560
Series 2024-R02, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.080%(c)	02/25/44	761	765,053
Credit Suisse Mortgage Trust,
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	1,992	1,657,959
Series 2021-NQM01, Class A1, 144A
0.809%(cc)	05/25/65	1,711	1,530,220
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	898	867,211
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	5,110	4,515,796
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	4,517	3,989,009
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.980%(c)	10/25/33	69	68,802
Fannie Mae Interest Strips,
Series 429, Class C3, IO
2.500%	09/25/52	3,069	486,131
Series 437, Class C8, IO
2.500%	06/25/52	3,073	470,156
Fannie Mae REMIC,
Series 2011-098, Class ZL
3.500%	10/25/41	1,689	1,625,943
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,712,157
Series 2013-009, Class CB
5.500%	04/25/42	635	656,703
Series 2014-59, Class ZA
3.000%	09/25/44	1,454	1,344,205
Series 2014-95, Class ZC
3.000%	01/25/45	1,807	1,649,811
Series 2016-03, Class IN, IO
6.000%	02/25/46	1,663	250,677

A29

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2016-43, Class GZ
3.000%	07/25/46	1,712	$1,505,689
Series 2017-22, Class BZ
3.500%	04/25/47	2,361	2,213,368
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.655%(c)	04/25/50	491	68,102
Series 2020-35, Class AI, IO
3.000%	06/25/50	3,145	526,114
Series 2020-56, Class AQ
2.000%	08/25/50	800	647,387
Series 2020-57, Class TA
2.000%	04/25/50	814	717,211
Series 2020-74, Class HI, IO
5.500%	10/25/50	2,208	399,690
Series 2020-77, Class HI, IO
4.000%	11/25/50	2,279	472,258
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,210	550,653
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,391	433,036
Series 2021-03, Class NI, IO
2.500%	02/25/51	3,571	509,703
Series 2021-03, Class TI, IO
2.500%	02/25/51	2,924	472,428
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.080%(c)	10/25/50	364	415,279
Series 2022-DNA02, Class M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
9.030%(c)	02/25/42	2,825	2,967,985
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.630%(c)	05/25/42	1,775	1,860,581
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.430%(c)	09/25/42	1,054	1,065,967
Series 2023-HQA03, Class A1, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.130%(c)	11/25/43	497	501,903
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	663	683,385
Series 3967, Class ZP
4.000%	09/15/41	1,091	1,075,357
Series 4199, Class BZ
3.500%	05/15/43	1,285	1,194,556
Series 4430, Class NZ
3.000%	01/15/45	3,994	3,622,498
Series 4447, Class Z
3.000%	03/15/45	2,076	1,898,479
Series 4504, Class DZ
3.500%	08/15/45	2,741	2,623,011
Series 4640, Class CZ
3.500%	12/15/46	1,416	1,331,374
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,746	$81,592
Series 5169, Class IO, IO
3.000%	09/25/51	2,661	488,044
Series 5170, Class DP
2.000%	07/25/50	2,380	2,105,565
Series 5201, Class PA
2.500%	03/25/52	1,793	1,608,153
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	483	12,897
Series 5269, Class AD
2.000%	01/25/55	7,581	6,080,913
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	4,485	4,388,886
Series 2021-01, Class M, 144A
4.250%	09/25/60	1,433	1,378,937
Freddie Mac Strips,
Series 375, Class C1, IO
2.500%	01/25/51	3,452	532,658
Series 386, Class C14, IO
2.500%	03/15/52	2,796	406,499
Series 389, Class C1, IO
1.500%	05/15/37	8,106	432,009
Series 389, Class C35, IO
2.000%	06/15/52	3,681	463,695
Series 405, Class C17, IO
2.500%	08/25/52	2,232	338,917
Series 406, Class PO, PO
1.210%(s)	10/25/53	2,621	2,202,766
Government National Mortgage Assoc.,
Series 2014-12, Class ZB
3.000%	01/16/44	2,281	2,092,109
Series 2014-46, Class IO, IO
5.000%	03/16/44	2,262	287,560
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	282	132
Series 2021-215, Class KA
2.500%	10/20/49	2,558	2,296,848
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	3,321	45,441
Series 2022-024, Class GA
3.000%	02/20/52	1,449	1,343,874
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,018	38,655
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,198	74,300
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	721	25,047

A30

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	584	$23,176
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	1,915	62,173
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,722	98,502
Series 2022-085, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.000%(c)	05/20/52	39,537	2,053,957
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	453	13,797
Series 2022-093, Class IO, IO
3.000%	08/20/51	5,650	607,822
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	2,683	73,288
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,087	63,250
Series 2022-139, Class AL
4.000%	07/20/51	900	838,043
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	2,150	57,009
Series 2022-189, Class PT
2.500%	10/20/51	713	606,794
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
0.155%(c)	11/20/52	18,646	1,135,843
Series 2024-129, Class AI, IO
5.000%	10/20/47	1,831	369,645
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.045%(c)	05/25/29	114	114,403
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56	1,351	1,174,450
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56	739	620,746
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56	4,869	4,147,153
Series 2021-NQM04, Class A1, 144A
2.091%(cc)	01/25/57	2,438	2,124,720
Series 2022-NQM02, Class A1, 144A
3.638%	03/25/67	4,259	4,041,615
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%	09/25/59	1,508	1,508,013
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56	276	263,398
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59		4,425	$4,035,895
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56		117(r)	110,300
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57		3,223	3,146,669
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57		1,682	1,628,752
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57		2,303	2,019,493
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57		113	110,858
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58		1,631	1,569,038
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59		1,720	1,680,011
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59		541	511,370
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60		564	539,269
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.619%(c)	06/25/57		86	84,361
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66		4,966	4,428,746
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61		5,433	4,483,605
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61		4,921	4,068,401
PRET LLC,
Series 2024-RN02, Class A1, 144A
7.125%	04/25/54		3,883	3,917,545
PRPM,
Series 2024-03, Class A1, 144A
6.994%	05/25/29		2,502	2,520,442
PRPM LLC,
Series 2020-04, Class A1, 144A
5.610%(cc)	10/25/25		576	576,043
SACO I Trust,
Series 2007-VA01, Class A, 144A
4.218%(cc)	06/25/21		4	3,414
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.374%(c)	06/24/71	EUR	300	333,482
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55		298	295,969
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	1,029,271
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		687	673,483

A31

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		3,551	$3,454,665
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59		3,631	2,888,587
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.969%(c)	10/25/59		113	115,677
Series 2022-04, Class A1, 144A
3.750%	09/25/62		4,831	4,639,287
Series 2023-01, Class A1, 144A
3.750%	01/25/63		1,978	1,901,976
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,900	1,899,388
Verus Securitization Trust,
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66		5,364	4,587,940
Series 2021-07, Class A1, 144A
1.829%	10/25/66		4,056	3,636,330
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67		651	628,045

Total Residential Mortgage-Backed Securities (cost $187,868,864)				187,074,365
Sovereign Bonds — 0.9%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30		3,520	3,107,500
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		200	176,563
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		118	117,927
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		198	200,661
6.000%	07/19/28		396	405,773
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.500%	03/26/36		1,280	1,288,000
6.125%	05/22/28		1,395	1,454,371
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	198	208,350
1.450%	09/18/26	EUR	106	113,901
3.375%	07/30/25	EUR	203	225,631
5.150%	09/10/54		715	726,619
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	852	964,408
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 30Y
5.750%	03/12/54		930	884,953
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	289,000
4.600%	02/10/48		1,106	889,290
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.000%	05/07/36		6,720	$6,840,960
6.338%	05/04/53		585	581,527
6.350%	02/09/35		915	958,920
6.400%	05/07/54		1,120	1,122,800
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	276,800
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		200	146,988
6.853%	03/28/54		380	383,990
6.875%	01/31/36		600	630,375
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
3.000%	01/15/34		430	368,080
5.375%	02/08/35		755	773,120
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.750%	03/05/35		795	802,950
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	342,244
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		3,522	3,627,306
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		4,590	3,994,447
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	194,936
5.875%	01/30/29		1,856	1,900,080
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	195	210,390
5.000%	09/27/26	EUR	400	457,282
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	199	208,087
Sr. Unsec’d. Notes, 144A, MTN
5.750%	01/16/54		350	356,562
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	726	720,008
3.125%	05/15/27	EUR	806	880,305
Sr. Unsec’d. Notes, 144A
3.125%	05/15/27	EUR	176	192,225

Total Sovereign Bonds (cost $37,853,589)				37,023,329
U.S. Government Agency Obligations — 26.7%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		458	410,973
1.500%	06/01/51		73	57,502
1.500%	10/01/51		1,745	1,381,780
1.500%	11/01/51		595	471,376
1.500%	11/01/51		1,831	1,446,857
1.500%	01/01/52		328	259,708
1.500%	02/01/52		318	251,223
2.000%	05/01/36		1,440	1,325,484

A32

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	06/01/36	562	$516,822
2.000%	08/01/40	1,938	1,703,399
2.000%	12/01/40	286	250,178
2.000%	12/01/41	2,004	1,743,692
2.000%	02/01/42	1,968	1,701,887
2.000%	05/01/42	2,429	2,110,802
2.000%	10/01/50	863	722,537
2.000%	10/01/50	1,756	1,463,350
2.000%	11/01/50	536	447,060
2.000%	11/01/50	957	804,725
2.000%	02/01/51	89	75,266
2.000%	03/01/51	3,815	3,163,950
2.000%	04/01/51	1,299	1,080,016
2.000%	04/01/51	2,990	2,487,411
2.000%	05/01/51	1,601	1,347,398
2.000%	08/01/51	577	481,028
2.000%	10/01/51	1,880	1,573,490
2.000%	11/01/51	338	282,662
2.000%	11/01/51	583	488,001
2.000%	04/01/52	2,816	2,366,677
2.500%	11/01/27	330	322,818
2.500%	02/01/30	42	40,614
2.500%	04/01/30	52	50,164
2.500%	05/01/30	101	97,194
2.500%	07/01/30	7	6,717
2.500%	07/01/30	9	8,730
2.500%	07/01/30	26	25,069
2.500%	07/01/30	33	32,242
2.500%	08/01/30	88	84,628
2.500%	08/01/30	107	103,365
2.500%	09/01/30	87	83,746
2.500%	09/01/30	253	244,417
2.500%	04/01/31	222	213,527
2.500%	06/01/50	1,017	889,477
2.500%	07/01/50	666	586,036
2.500%	07/01/50	1,014	885,148
2.500%	07/01/50	3,866	3,387,203
2.500%	09/01/50	1,605	1,405,509
2.500%	09/01/50	6,701	5,843,384
2.500%	11/01/50	1,854	1,617,497
2.500%	12/01/50	672	588,131
2.500%	12/01/50	858	754,821
2.500%	01/01/51	140	122,294
2.500%	02/01/51	564	495,056
2.500%	03/01/51	6,822	5,949,292
2.500%	04/01/51	12,501	10,863,035
2.500%	05/01/51	613	535,112
2.500%	05/01/51	657	575,692
2.500%	07/01/51	412	359,005
2.500%	07/01/51	529	462,536
2.500%	08/01/51	540	470,487
2.500%	08/01/51	1,100	962,441
2.500%	10/01/51	947	824,742
2.500%	11/01/51	1,331	1,166,065
2.500%	02/01/52	580	509,636
2.500%	02/01/52	1,146	1,001,571
2.500%	04/01/52	694	606,885
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	04/01/52	718	$624,868
2.500%	04/01/52	3,401	2,980,218
3.000%	01/01/30	37	36,035
3.000%	01/01/30	45	44,110
3.000%	02/01/30	215	210,079
3.000%	06/01/30	129	126,165
3.000%	07/01/30	19	18,227
3.000%	07/01/30	117	114,117
3.000%	08/01/30	19	18,711
3.000%	08/01/30	31	29,952
3.000%	09/01/32	21	20,778
3.000%	10/01/32	4	3,728
3.000%	10/01/32	13	12,719
3.000%	11/01/32	5	5,132
3.000%	12/01/32	4	3,609
3.000%	09/01/37	34	31,737
3.000%	06/01/38	542	514,319
3.000%	04/01/46	2,371	2,180,798
3.000%	09/01/46	2,245	2,061,960
3.000%	12/01/46	21	19,289
3.000%	12/01/46	60	55,865
3.000%	12/01/46	93	85,874
3.000%	12/01/46	184	169,521
3.000%	01/01/47	688	631,474
3.000%	02/01/47	1,391	1,283,680
3.000%	07/01/50	614	560,350
3.000%	08/01/50	390	355,565
3.000%	08/01/50	1,177	1,077,854
3.000%	08/01/50	1,558	1,422,366
3.000%	08/01/50	2,838	2,585,707
3.000%	03/01/51	932	840,377
3.000%	08/01/51	286	259,326
3.000%	09/01/51	1,732	1,571,983
3.000%	10/01/51	2,235	2,027,671
3.000%	01/01/52	847	773,142
3.000%	02/01/52	889	806,857
3.000%	05/01/52	1,072	972,242
3.000%	08/01/52	3,171	2,894,265
3.500%	02/01/31	19	18,735
3.500%	04/01/31	8	8,223
3.500%	04/01/31	197	194,997
3.500%	04/01/32	543	536,897
3.500%	01/01/34	219	213,888
3.500%	05/01/35	798	783,484
3.500%	01/01/38	75	72,213
3.500%	04/01/42	86	82,682
3.500%	05/01/42	10	9,679
3.500%	08/01/42	45	42,630
3.500%	08/01/42	76	73,021
3.500%	08/01/42	235	224,797
3.500%	09/01/42	63	59,890
3.500%	10/01/42	16	15,289
3.500%	02/01/43	825	788,668
3.500%	06/01/43	62	59,420
3.500%	06/01/44	56	53,015
3.500%	01/01/45	5,959	5,697,820
3.500%	09/01/45	34	32,656

A33

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/01/45	141	$134,766
3.500%	09/01/46	73	68,522
3.500%	03/01/47	251	240,455
3.500%	05/01/47	135	127,119
3.500%	10/01/47	241	231,013
3.500%	11/01/47	154	144,070
3.500%	12/01/47	296	283,178
3.500%	01/01/48	47	44,478
3.500%	01/01/48	71	67,811
3.500%	01/01/48	203	191,549
3.500%	02/01/48	357	337,231
3.500%	03/01/48	1,550	1,470,109
3.500%	01/01/50	373	351,981
3.500%	05/01/50	613	577,250
3.500%	03/01/52	862	807,310
3.500%	05/01/52	2,242	2,090,748
3.500%	07/01/52	3,526	3,283,225
4.000%	02/01/34	187	187,805
4.000%	02/01/34	215	215,141
4.000%	03/01/34	185	186,639
4.000%	11/01/36	5	5,222
4.000%	06/01/37	70	69,792
4.000%	11/01/40	229	226,573
4.000%	12/01/40	175	173,457
4.000%	10/01/42	516	507,432
4.000%	12/01/42	15	14,861
4.000%	04/01/44	82	81,298
4.000%	07/01/44	32	31,773
4.000%	01/01/45	107	105,315
4.000%	01/01/45	2,468	2,432,647
4.000%	02/01/45	9	9,298
4.000%	02/01/45	24	24,286
4.000%	09/01/45	170	168,532
4.000%	09/01/45	2,337	2,305,198
4.000%	12/01/45	40	39,884
4.000%	12/01/45	45	44,222
4.000%	04/01/47	124	121,409
4.000%	07/01/47	493	481,940
4.000%	04/01/48	1,061	1,030,698
4.000%	06/01/48	199	194,217
4.000%	07/01/48	343	333,346
4.000%	11/01/48	54	52,253
4.000%	04/01/49	1,041	1,014,381
4.000%	05/01/49	49	47,274
4.000%	05/01/49	457	446,160
4.000%	07/01/49	539	529,893
4.000%	07/01/49	1,324	1,287,889
4.000%	06/01/50	1,271	1,235,943
4.000%	07/01/50	2,184	2,132,750
4.000%	04/01/52	567	548,693
4.500%	08/01/39	86	86,365
4.500%	12/01/39	36	36,950
4.500%	07/01/40	13	13,645
4.500%	12/01/40	106	106,879
4.500%	05/01/41	74	75,146
4.500%	05/01/41	80	80,204
4.500%	03/01/42	177	178,949
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/42	149	$150,745
4.500%	11/01/43	127	127,303
4.500%	12/01/43	176	177,749
4.500%	04/01/44	14	14,018
4.500%	04/01/44	20	20,355
4.500%	04/01/44	848	857,187
4.500%	06/01/44	137	137,352
4.500%	04/01/47	428	431,645
4.500%	05/01/47	156	157,020
4.500%	07/01/47	162	162,722
4.500%	07/01/47	609	611,539
4.500%	08/01/47	49	48,863
4.500%	10/01/47	106	106,293
4.500%	12/01/47	79	78,610
4.500%	02/01/48	67	67,078
4.500%	07/01/48	549	551,333
4.500%	08/01/48	450	451,811
4.500%	08/01/48	796	799,381
4.500%	08/01/48	800	800,969
4.500%	03/01/49	1,386	1,394,860
4.500%	04/01/49	251	251,224
4.500%	07/01/52	1,743	1,715,871
4.500%	11/01/52	534	528,781
4.500%	08/01/53	28	27,132
4.500%	12/01/53	828	814,305
5.000%	11/01/41	517	533,917
5.000%	09/01/48	131	133,338
5.000%	10/01/48	69	70,561
5.000%	12/01/48	712	725,181
5.000%	10/01/49	4,174	4,243,641
5.000%	03/01/50	2,541	2,581,801
5.000%	07/01/50	175	177,533
5.000%	07/01/52	937	940,450
5.000%	09/01/52	5,240	5,247,192
5.000%	11/01/52	152	152,467
5.000%	01/01/53	965	965,064
5.000%	04/01/53	545	545,316
5.000%	04/01/53	1,023	1,029,192
5.000%	04/01/53	4,308	4,307,123
5.500%	02/01/35	19	19,099
5.500%	12/01/36	8	8,724
5.500%	03/01/37	3	2,767
5.500%	02/01/38	1	600
5.500%	02/01/38	454	467,588
5.500%	04/01/38	308	316,994
5.500%	07/01/38	118	121,808
5.500%	08/01/38	73	75,277
5.500%	08/01/38	118	121,323
5.500%	01/01/39	139	142,903
5.500%	11/01/52	1,838	1,859,045
5.500%	02/01/53	2,277	2,316,755
5.500%	02/01/53	4,933	4,995,223
5.500%	10/01/53	386	390,556
5.500%	11/01/53	1,574	1,593,514
5.500%	03/01/54	2,562	2,592,300
6.000%	12/01/28	—(r)	498
6.000%	01/01/32	—(r)	317

A34

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	11/01/32	1	$1,108
6.000%	03/01/33	2	2,336
6.000%	11/01/33	1	1,328
6.000%	02/01/34	63	65,846
6.000%	12/01/34	2	1,817
6.000%	01/01/36	11	11,885
6.000%	03/01/36	1	546
6.000%	04/01/36	10	10,457
6.000%	08/01/36	6	6,198
6.000%	11/01/36	3	2,913
6.000%	12/01/36	220	231,266
6.000%	04/01/37	—(r)	431
6.000%	05/01/37	4	4,184
6.000%	07/01/37	1	689
6.000%	08/01/37	14	14,564
6.000%	09/01/37	1	551
6.000%	09/01/37	2	2,532
6.000%	10/01/37	—(r)	359
6.000%	10/01/37	2	2,335
6.000%	10/01/37	5	4,774
6.000%	10/01/37	11	11,212
6.000%	11/01/37	76	80,022
6.000%	11/01/37	672	708,850
6.000%	12/01/37	1	880
6.000%	01/01/38	2	2,593
6.000%	01/01/38	4	3,805
6.000%	01/01/38	5	5,751
6.000%	01/01/38	6	6,283
6.000%	01/01/38	7	7,512
6.000%	01/01/38	11	11,993
6.000%	04/01/38	2	2,235
6.000%	04/01/38	13	13,968
6.000%	06/01/38	—(r)	435
6.000%	07/01/38	21	21,658
6.000%	08/01/38	2	2,260
6.000%	08/01/38	3	2,755
6.000%	08/01/38	103	108,327
6.000%	09/01/38	1	528
6.000%	09/01/38	5	4,978
6.000%	10/01/38	4	4,082
6.000%	11/01/38	2	1,727
6.000%	01/01/39	236	248,617
6.000%	10/01/39	6	6,077
6.000%	03/01/40	4	4,475
6.000%	05/01/40	1	672
6.000%	11/01/52	773	792,424
6.000%	12/01/52	1,319	1,360,652
6.000%	03/01/53	590	611,409
6.000%	04/01/54	754	773,343
6.000%	05/01/54	499	511,471
6.000%	06/01/54	3,150	3,240,141
6.000%	08/01/54	4,280	4,399,747
6.500%	10/01/53	1,953	2,041,484
6.500%	07/01/54	1,657	1,717,923
6.750%	03/15/31	755	882,887
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.634% (Cap 7.638%, Floor 1.634%)
2.638%(c)	12/01/50	910	$859,057
Federal Home Loan Mortgage Corp., MTN
3.163%(s)	12/14/29	420	345,044
Federal National Mortgage Assoc.
1.500%	12/01/35	34	30,423
1.500%	04/01/36	929	829,879
1.500%	08/01/36	3,152	2,816,724
1.500%	11/01/50	2,636	2,087,034
1.500%	01/01/51	3,914	3,097,567
1.500%	02/01/51	4,828	3,815,992
1.500%	03/01/51	659	522,194
1.500%	06/01/51	31	24,706
1.500%	08/01/51	337	266,433
1.500%	09/01/51	233	184,581
1.500%	09/01/51	860	681,784
1.500%	09/01/51	1,485	1,175,721
1.500%	10/01/51	228	180,144
1.500%	11/01/51	1,846	1,458,874
1.500%	01/01/52	585	462,574
2.000%	TBA	8,876	7,336,559
2.000%	03/01/31	819	780,270
2.000%	10/01/31	36	34,318
2.000%	11/01/31	12	11,072
2.000%	11/01/31	61	57,982
2.000%	11/01/31	147	139,477
2.000%	11/01/31	170	161,363
2.000%	12/01/31	52	48,797
2.000%	01/01/32	1,694	1,605,328
2.000%	03/01/32	267	252,253
2.000%	03/01/36	1,212	1,116,823
2.000%	04/01/36	2,253	2,067,132
2.000%	05/01/36	729	670,762
2.000%	05/01/36	756	695,288
2.000%	08/01/36	236	217,542
2.000%	08/01/36	1,408	1,295,220
2.000%	09/01/36	1,073	987,274
2.000%	09/01/36	2,155	1,975,396
2.000%	12/01/36	707	650,110
2.000%	12/01/40	348	304,059
2.000%	12/01/40	4,217	3,697,583
2.000%	01/01/41	2,810	2,462,944
2.000%	05/01/41	374	326,343
2.000%	07/01/41	865	756,615
2.000%	08/01/41	938	817,341
2.000%	09/01/41	2,219	1,934,120
2.000%	10/01/41	925	805,659
2.000%	09/01/50	920	770,445
2.000%	09/01/50	2,292	1,907,139
2.000%	10/01/50	1,309	1,091,039
2.000%	11/01/50	157	130,988
2.000%	11/01/50	9,010	7,495,218
2.000%	12/01/50	918	770,397
2.000%	12/01/50	960	807,566
2.000%	12/01/50	2,191	1,826,344
2.000%	01/01/51	59	49,795

A35

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	01/01/51	885	$744,675
2.000%	01/01/51	2,361	1,967,521
2.000%	02/01/51	54	45,089
2.000%	02/01/51	704	593,918
2.000%	02/01/51	714	593,032
2.000%	02/01/51	1,363	1,142,812
2.000%	03/01/51	1,348	1,116,330
2.000%	03/01/51	2,574	2,143,117
2.000%	04/01/51	710	590,455
2.000%	04/01/51	2,937	2,432,571
2.000%	04/01/51	4,095	3,404,866
2.000%	05/01/51	1,706	1,415,284
2.000%	05/01/51(k)	29,157	24,240,590
2.000%	06/01/51	2,638	2,193,440
2.000%	07/01/51	444	369,389
2.000%	02/01/52	263	220,249
2.000%	02/01/52	358	299,917
2.000%	02/01/52	1,324	1,098,782
2.000%	03/01/52	982	828,927
2.000%	03/01/52	1,679	1,412,836
2.000%	04/01/52	5,292	4,400,815
2.250%	04/01/33	875	757,810
2.500%	09/01/27	6	6,036
2.500%	09/01/27	8	7,541
2.500%	02/01/28	3	2,814
2.500%	04/01/28	6	5,581
2.500%	08/01/28	17	16,094
2.500%	02/01/30	6	5,690
2.500%	03/01/30	19	17,946
2.500%	04/01/30	36	34,245
2.500%	05/01/30	63	61,080
2.500%	07/01/30	10	10,104
2.500%	07/01/30	38	36,239
2.500%	07/01/30	51	49,475
2.500%	08/01/30	19	18,571
2.500%	08/01/30	53	50,890
2.500%	08/01/30	60	58,084
2.500%	08/01/30	96	92,496
2.500%	09/01/30	69	66,711
2.500%	09/01/30	86	82,348
2.500%	11/01/30	6	6,217
2.500%	11/01/30	67	64,303
2.500%	11/01/30	68	65,914
2.500%	11/01/30	74	71,467
2.500%	11/01/30	87	83,783
2.500%	03/01/31	10	9,569
2.500%	06/01/31	112	107,936
2.500%	07/01/31	55	53,330
2.500%	08/01/31	9	8,502
2.500%	10/01/31	87	83,123
2.500%	10/01/31	138	132,794
2.500%	10/01/31	167	160,435
2.500%	10/01/31	220	211,349
2.500%	11/01/31	10	9,521
2.500%	11/01/31	11	10,307
2.500%	11/01/31	24	22,885
2.500%	11/01/31	35	33,692
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/31	51	$48,625
2.500%	11/01/31	74	70,715
2.500%	11/01/31	122	117,560
2.500%	11/01/31	160	153,698
2.500%	11/01/31	1,844	1,770,468
2.500%	02/01/32	18	17,235
2.500%	03/01/32	57	54,359
2.500%	03/01/32	125	120,109
2.500%	03/01/32	138	131,886
2.500%	04/01/32	10	9,181
2.500%	08/01/32	322	309,329
2.500%	02/01/33	574	553,047
2.500%	08/01/35	1,000	941,767
2.500%	12/01/35	617	583,044
2.500%	12/01/35	707	667,411
2.500%	03/01/38	118	110,069
2.500%	06/01/40	2,680	2,439,456
2.500%	04/01/41	727	654,718
2.500%	11/01/41	649	585,645
2.500%	07/01/50	180	156,709
2.500%	07/01/50	341	297,750
2.500%	10/01/50	129	113,238
2.500%	10/01/50	1,029	897,430
2.500%	10/01/50	2,404	2,112,594
2.500%	11/01/50	1,546	1,344,918
2.500%	01/01/51	477	418,648
2.500%	02/01/51	104	91,019
2.500%	02/01/51	10,491	9,149,061
2.500%	03/01/51	1,802	1,562,598
2.500%	04/01/51	17,943	15,607,757
2.500%	05/01/51	637	554,433
2.500%	05/01/51	2,422	2,120,104
2.500%	05/01/51	3,261	2,853,367
2.500%	05/01/51	4,016	3,531,271
2.500%	05/01/51	4,274	3,713,614
2.500%	05/01/51	6,233	5,477,021
2.500%	06/01/51	609	535,487
2.500%	06/01/51	1,112	970,612
2.500%	06/01/51	3,406	2,963,008
2.500%	07/01/51	613	540,214
2.500%	07/01/51	1,376	1,200,433
2.500%	08/01/51	1,854	1,617,301
2.500%	08/01/51	3,232	2,828,216
2.500%	09/01/51	319	279,307
2.500%	09/01/51	840	732,195
2.500%	10/01/51	831	724,174
2.500%	10/01/51	967	849,428
2.500%	10/01/51	2,528	2,193,943
2.500%	11/01/51	152	132,979
2.500%	11/01/51	894	783,656
2.500%	11/01/51	2,021	1,762,132
2.500%	12/01/51	535	468,748
2.500%	01/01/52	805	707,076
2.500%	01/01/52	1,301	1,132,678
2.500%	01/01/52	1,485	1,301,023
2.500%	02/01/52	755	658,803
2.500%	03/01/52	570	499,192

A36

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	03/01/52	582	$509,495
2.500%	03/01/52	596	521,643
2.500%	03/01/52	696	607,284
2.500%	03/01/52	977	851,781
2.500%	03/01/52	1,210	1,054,791
2.500%	04/01/52	540	470,339
2.500%	05/01/52	1,408	1,232,403
2.500%	01/01/57	2,046	1,765,845
3.000%	TBA	450	431,596
3.000%	TBA	7,946	7,130,905
3.000%	07/01/27	3	2,483
3.000%	04/01/28	21	20,712
3.000%	05/01/28	25	24,400
3.000%	10/01/28	3	2,993
3.000%	10/01/28	36	35,189
3.000%	11/01/28	4	4,370
3.000%	10/01/29	56	55,256
3.000%	02/01/30	184	179,629
3.000%	03/01/30	98	95,654
3.000%	04/01/30	81	79,224
3.000%	04/01/30	917	896,165
3.000%	05/01/30	49	47,820
3.000%	05/01/30	83	80,903
3.000%	07/01/30	16	15,217
3.000%	07/01/30	23	22,109
3.000%	07/01/30	66	64,464
3.000%	08/01/30	7	6,571
3.000%	08/01/30	18	17,886
3.000%	08/01/30	20	19,422
3.000%	08/01/30	76	74,456
3.000%	08/01/30	90	88,001
3.000%	08/01/30	93	91,248
3.000%	08/01/30	116	113,662
3.000%	08/01/30	256	251,516
3.000%	08/01/30	379	370,886
3.000%	09/01/30	11	10,597
3.000%	09/01/30	41	40,154
3.000%	09/01/30	75	72,833
3.000%	09/01/30	372	363,462
3.000%	11/01/30	3	3,347
3.000%	12/01/30	7	7,190
3.000%	04/01/31	6	5,426
3.000%	09/01/31	70	68,634
3.000%	12/01/31	24	23,081
3.000%	02/01/32	66	64,400
3.000%	09/01/32	32	31,071
3.000%	11/01/32	198	193,146
3.000%	01/01/33	38	36,479
3.000%	01/01/33	173	167,960
3.000%	01/01/33	237	231,774
3.000%	11/01/33	289	280,330
3.000%	05/01/35	413	397,664
3.000%	08/01/35	51	49,168
3.000%	08/01/35	55	52,833
3.000%	12/01/35	15	14,810
3.000%	07/01/36	254	244,922
3.000%	10/01/36	22	20,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/36	69	$66,040
3.000%	11/01/36	129	122,349
3.000%	12/01/36	131	124,275
3.000%	12/01/36	177	168,012
3.000%	12/01/36	204	194,025
3.000%	09/01/42	885	822,415
3.000%	06/01/43	3,175	2,976,088
3.000%	11/01/43	578	536,161
3.000%	11/01/44	1,891	1,753,491
3.000%	11/01/44	2,668	2,474,522
3.000%	02/01/45	183	169,690
3.000%	03/01/45	471	435,815
3.000%	04/01/45	46	42,878
3.000%	04/01/45	119	109,497
3.000%	05/01/45	1,140	1,053,839
3.000%	07/01/45	712	657,718
3.000%	05/01/46	74	67,545
3.000%	06/01/46	13	12,122
3.000%	06/01/46	46	41,977
3.000%	06/01/46	170	157,133
3.000%	08/01/46	46	42,534
3.000%	09/01/46	225	207,543
3.000%	10/01/46	117	107,161
3.000%	11/01/46	608	559,472
3.000%	01/01/47	77	71,029
3.000%	01/01/47	92	84,266
3.000%	01/01/47	184	168,972
3.000%	02/01/47	74	68,064
3.000%	02/01/47	147	135,166
3.000%	03/01/47	230	211,445
3.000%	03/01/47	291	267,924
3.000%	11/01/47	26	23,643
3.000%	12/01/47	561	517,220
3.000%	12/01/49	161	146,820
3.000%	02/01/50	387	353,482
3.000%	02/01/50	646	591,836
3.000%	02/01/50	10,246	9,409,069
3.000%	04/01/50	2,022	1,847,529
3.000%	08/01/50	583	534,525
3.000%	08/01/50	628	571,223
3.000%	08/01/50	1,415	1,296,187
3.000%	10/01/50	1,114	1,012,401
3.000%	11/01/50	624	569,059
3.000%	12/01/50	1,502	1,368,244
3.000%	04/01/51	529	479,202
3.000%	05/01/51	1,301	1,193,063
3.000%	05/01/51	2,024	1,826,851
3.000%	06/01/51	268	242,738
3.000%	07/01/51	339	307,899
3.000%	08/01/51	596	542,950
3.000%	08/01/51	1,448	1,311,981
3.000%	08/01/51	1,602	1,451,029
3.000%	09/01/51	2,182	1,986,071
3.000%	10/01/51	356	322,775
3.000%	10/01/51	393	354,780
3.000%	10/01/51	2,303	2,091,004
3.000%	11/01/51	648	590,874

A37

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/51	2,045	$1,847,143
3.000%	11/01/51	3,154	2,853,161
3.000%	12/01/51	633	573,572
3.000%	12/01/51	1,264	1,144,731
3.000%	01/01/52	991	895,665
3.000%	01/01/52	1,533	1,389,952
3.000%	02/01/52	3,594	3,234,904
3.000%	03/01/52	553	506,444
3.000%	03/01/52	798	723,646
3.000%	04/01/52	1,099	996,864
3.000%	05/01/52	1,460	1,321,887
3.000%	06/01/52	1,259	1,141,800
3.145%	08/01/34	5,700	5,194,348
3.500%	TBA	4,657	4,336,447
3.500%	TBA	19,500	18,172,238
3.500%	11/01/27	7	7,311
3.500%	11/01/28	65	64,063
3.500%	12/01/28	36	35,382
3.500%	12/01/28	43	42,190
3.500%	12/01/28	271	268,058
3.500%	12/01/28	328	324,106
3.500%	02/01/29	63	61,563
3.500%	02/01/29	245	242,450
3.500%	03/01/29	71	70,342
3.500%	08/01/30	63	62,175
3.500%	04/01/34	19	18,498
3.500%	04/01/34	112	111,562
3.500%	10/01/41	874	836,374
3.500%	01/01/42	48	45,954
3.500%	04/01/42	20	18,855
3.500%	04/01/42	51	48,889
3.500%	05/01/42	108	103,356
3.500%	07/01/42	26	24,835
3.500%	07/01/42	204	194,847
3.500%	09/01/42	328	313,562
3.500%	09/01/42	1,631	1,557,385
3.500%	01/01/43	1,042	992,386
3.500%	04/01/43	715	687,122
3.500%	04/01/43	771	737,774
3.500%	06/01/43	739	710,447
3.500%	06/01/43	749	720,149
3.500%	07/01/43	927	890,965
3.500%	08/01/43	2,056	1,955,144
3.500%	02/01/45	140	133,392
3.500%	02/01/45	440	420,534
3.500%	03/01/46	176	165,403
3.500%	07/01/46	62	57,923
3.500%	02/01/47	203	191,106
3.500%	03/01/47	48	45,649
3.500%	04/01/47	1,078	1,017,128
3.500%	05/01/47	252	238,793
3.500%	07/01/47	29	27,473
3.500%	11/01/47	336	317,128
3.500%	12/01/47	336	317,499
3.500%	01/01/48	203	192,005
3.500%	01/01/48	413	392,687
3.500%	02/01/48	154	145,089
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	02/01/48	2,580	$2,459,862
3.500%	04/01/48	69	66,418
3.500%	08/01/48	721	680,665
3.500%	12/01/48	166	156,502
3.500%	06/01/49	1,137	1,088,176
3.500%	07/01/49	148	139,531
3.500%	07/01/50	406	383,428
3.500%	08/01/50	145	136,605
3.500%	08/01/50	151	142,463
3.500%	08/01/50	763	724,549
3.500%	01/01/51	495	466,663
3.500%	06/01/51	724	676,957
3.500%	12/01/51	387	361,076
3.500%	01/01/52	86	80,999
3.500%	03/01/52	1,251	1,181,301
3.500%	04/01/52	2,422	2,275,812
3.500%	05/01/52	662	625,015
3.500%	05/01/52	5,515	5,135,566
3.500%	10/01/56	3,097	2,876,728
3.500%	02/01/57	609	565,773
3.520%	11/01/32	1,715	1,635,528
4.000%	TBA	14,340	13,782,227
4.000%	TBA	1,575	1,512,446
4.000%	10/01/30	5	4,701
4.000%	04/01/33	161	161,099
4.000%	06/01/33	129	128,919
4.000%	09/01/33	54	54,974
4.000%	09/01/33	1,020	1,020,393
4.000%	10/01/33	157	158,113
4.000%	11/01/33	1,060	1,060,699
4.000%	02/01/34	69	69,300
4.000%	07/01/37	25	25,125
4.000%	09/01/37	31	31,064
4.000%	03/01/38	22	21,309
4.000%	12/01/41	127	125,902
4.000%	04/01/42	39	38,944
4.000%	05/01/42	59	57,816
4.000%	05/01/42	241	238,105
4.000%	01/01/44	260	256,905
4.000%	02/01/45	835	827,442
4.000%	03/01/46	261	255,598
4.000%	04/01/47	286	278,785
4.000%	07/01/47	119	116,215
4.000%	07/01/47	508	496,171
4.000%	08/01/47	217	212,186
4.000%	09/01/47	157	152,992
4.000%	10/01/47	582	569,968
4.000%	11/01/47	145	142,283
4.000%	12/01/47	43	41,603
4.000%	06/01/48	62	60,227
4.000%	06/01/48	439	427,013
4.000%	06/01/48	2,982	2,909,440
4.000%	07/01/48	1,988	1,933,928
4.000%	08/01/48	59	57,388
4.000%	08/01/48	177	172,732
4.000%	09/01/48	97	94,031
4.000%	09/01/48	5,151	5,010,125

A38

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	11/01/48	55	$53,568
4.000%	11/01/48	117	114,161
4.000%	12/01/48	15	14,090
4.000%	12/01/48	704	684,552
4.000%	12/01/48	2,819	2,742,100
4.000%	01/01/49	225	219,211
4.000%	01/01/49	338	330,796
4.000%	03/01/49	5,485	5,334,870
4.000%	04/01/49	3,243	3,141,158
4.000%	08/01/49	115	112,584
4.000%	01/01/50	436	424,060
4.000%	04/01/50	2,257	2,195,664
4.000%	05/01/50	454	441,548
4.000%	01/01/51	59	57,567
4.000%	01/01/51	82	80,928
4.000%	01/01/51	91	89,851
4.000%	08/01/51	337	331,103
4.000%	06/01/52	1,446	1,394,911
4.000%	07/01/52	4,826	4,655,098
4.000%	02/01/56	1,328	1,282,052
4.030%	06/01/28	1,212	1,208,981
4.190%	04/01/28	1,525	1,531,528
4.370%	05/01/28	572	577,452
4.390%	04/01/29	2,574	2,605,138
4.460%	05/01/28	1,429	1,446,831
4.500%	TBA	16,270	16,001,477
4.500%	12/01/24	—(r)	110
4.500%	02/01/25	—(r)	62
4.500%	03/01/25	—(r)	361
4.500%	04/01/25	—(r)	53
4.500%	04/01/25	—(r)	60
4.500%	04/01/25	—(r)	74
4.500%	04/01/25	—(r)	464
4.500%	04/01/25	1	956
4.500%	05/01/25	—(r)	57
4.500%	05/01/25	—(r)	78
4.500%	07/01/25	2	1,931
4.500%	09/01/25	—(r)	317
4.500%	04/01/31	6	6,527
4.500%	05/01/31	22	21,746
4.500%	06/01/31	8	7,765
4.500%	11/01/31	10	10,070
4.500%	11/01/35	10	9,686
4.500%	12/01/37	1,058	1,069,955
4.500%	04/01/39	2	1,962
4.500%	04/01/39	3	2,941
4.500%	05/01/39	172	174,289
4.500%	06/01/39	6	6,535
4.500%	06/01/39	13	12,947
4.500%	08/01/39	25	25,715
4.500%	06/01/40	24	24,686
4.500%	07/01/40	54	54,477
4.500%	08/01/40	15	15,239
4.500%	08/01/40	17	17,389
4.500%	12/01/40	271	273,791
4.500%	01/01/41	25	25,129
4.500%	02/01/41	21	21,233
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	03/01/41	8	$8,139
4.500%	04/01/41	1	900
4.500%	05/01/41	2	2,348
4.500%	05/01/41	3	2,649
4.500%	07/01/41	24	24,184
4.500%	10/01/41	5	5,267
4.500%	12/01/41	49	49,046
4.500%	01/01/42	5	5,502
4.500%	06/01/42	12	11,726
4.500%	09/01/42	158	159,509
4.500%	10/01/43	238	238,897
4.500%	11/01/43	595	599,026
4.500%	01/01/44	56	56,082
4.500%	03/01/44	345	345,291
4.500%	04/01/44	16	15,917
4.500%	05/01/44	74	74,153
4.500%	01/01/45	258	258,812
4.500%	05/01/45	215	215,102
4.500%	07/01/45	254	256,220
4.500%	09/01/45	67	67,704
4.500%	11/01/45	9	8,581
4.500%	11/01/45	66	66,800
4.500%	11/01/45	366	368,103
4.500%	12/01/45	120	120,743
4.500%	07/01/46	789	799,690
4.500%	08/01/46	167	168,292
4.500%	01/01/47	29	29,319
4.500%	03/01/47	152	152,132
4.500%	05/01/47	450	450,136
4.500%	07/01/47	62	61,568
4.500%	09/01/47	14	14,333
4.500%	10/01/47	17	17,362
4.500%	10/01/47	61	61,091
4.500%	11/01/47	11	11,418
4.500%	11/01/47	30	30,044
4.500%	11/01/47	217	216,897
4.500%	11/01/47	282	281,858
4.500%	11/01/47	502	501,234
4.500%	12/01/47	19	18,923
4.500%	12/01/47	60	60,295
4.500%	01/01/48	493	492,818
4.500%	02/01/48	27	26,545
4.500%	03/01/48	22	21,622
4.500%	03/01/48	29	29,029
4.500%	04/01/48	124	125,377
4.500%	05/01/48	29	28,766
4.500%	05/01/48	633	636,529
4.500%	05/01/48	1,613	1,621,472
4.500%	06/01/48	32	32,184
4.500%	06/01/48	80	80,442
4.500%	07/01/48	11	11,401
4.500%	07/01/48	62	62,776
4.500%	07/01/48	68	69,027
4.500%	08/01/48	389	389,913
4.500%	11/01/48	246	248,067
4.500%	11/01/48	304	304,049
4.500%	02/01/49	748	754,116

A39

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/01/49	55	$54,551
4.500%	11/01/52	19,497	19,174,128
4.500%	03/01/53	2,429	2,388,122
4.500%	07/01/53	365	358,336
4.500%	08/01/53	262	257,889
4.500%	08/01/53	479	471,811
4.500%	10/01/53	2,400	2,359,679
4.500%	01/01/54	898	883,149
4.500%	02/01/54	654	643,228
4.750%	04/01/28	475	484,709
4.760%	06/01/29	900	924,812
5.000%	TBA	13,325	13,318,233
5.000%	03/01/36	2	2,365
5.000%	12/01/36	1	766
5.000%	12/01/39	3	2,660
5.000%	01/01/40	2	1,632
5.000%	05/01/40	2	2,117
5.000%	05/01/40	10	9,808
5.000%	01/01/41	9	9,284
5.000%	04/01/41	3	3,136
5.000%	05/01/41	2	1,562
5.000%	05/01/41	30	30,478
5.000%	07/01/41	555	571,383
5.000%	01/01/42	5	4,730
5.000%	12/01/43	1,006	1,036,006
5.000%	09/01/48	178	181,056
5.000%	01/01/49	195	198,679
5.000%	01/01/49	295	299,936
5.000%	08/01/49	222	227,467
5.000%	12/01/49	1,434	1,454,631
5.000%	07/01/52	499	511,825
5.000%	09/01/52	2,881	2,883,313
5.000%	09/01/52	5,993	6,001,232
5.000%	07/01/53	621	636,380
5.065%	12/01/28	1,950	2,022,207
5.500%	TBA	2,925	2,986,753
5.500%	TBA	21,645	21,895,638
5.500%	TBA	52,090	52,693,175
5.500%	04/01/33	9	9,213
5.500%	10/01/33	10	10,581
5.500%	11/01/33	1	974
5.500%	02/01/34	11	11,122
5.500%	03/01/34	8	7,963
5.500%	09/01/34	4	4,633
5.500%	03/01/35	10	10,858
5.500%	05/01/35	3	3,341
5.500%	01/01/36	1	542
5.500%	07/01/36	3	2,743
5.500%	01/01/37	8	8,251
5.500%	06/01/37	2	2,230
5.500%	03/01/38	8	8,745
5.500%	09/01/39	4	3,605
5.500%	12/01/39	60	61,559
5.500%	06/01/40	9	8,897
5.500%	10/01/52	1,369	1,394,984
5.500%	11/01/52	761	771,105
5.500%	11/01/52	1,187	1,203,771
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	11/01/52	1,493	$1,520,929
5.500%	11/01/52	1,738	1,762,941
5.500%	12/01/52	4,415	4,477,284
5.500%	06/01/53	2,412	2,444,088
5.500%	08/01/53	553	564,202
5.500%	08/01/53	630	637,622
5.500%	09/01/53	1,206	1,224,883
5.500%	12/01/53	2,000	2,023,138
5.500%	03/01/54	373	376,898
5.500%	08/01/54	1,696	1,715,364
5.500%	09/01/56	1,214	1,269,614
6.000%	TBA	59,057	60,357,961
6.000%	11/01/28	—(r)	314
6.000%	02/01/29	—(r)	238
6.000%	03/01/32	—(r)	388
6.000%	05/01/33	—(r)	169
6.000%	01/01/34	9	9,167
6.000%	11/01/35	4	4,001
6.000%	12/01/35	2	1,619
6.000%	04/01/36	3	2,688
6.000%	07/01/36	1	1,450
6.000%	08/01/36	—(r)	25
6.000%	08/01/36	1	1,485
6.000%	08/01/36	8	8,503
6.000%	09/01/36	—(r)	91
6.000%	09/01/36	—(r)	301
6.000%	09/01/36	1	552
6.000%	09/01/36	1	822
6.000%	09/01/36	8	8,083
6.000%	10/01/36	1	616
6.000%	10/01/36	4	4,164
6.000%	10/01/36	8	8,712
6.000%	11/01/36	—(r)	97
6.000%	11/01/36	1	877
6.000%	11/01/36	2	1,803
6.000%	11/01/36	6	6,074
6.000%	11/01/36	7	7,099
6.000%	12/01/36	—(r)	129
6.000%	12/01/36	—(r)	214
6.000%	12/01/36	—(r)	291
6.000%	12/01/36	2	1,858
6.000%	12/01/36	4	4,127
6.000%	12/01/36	8	8,751
6.000%	01/01/37	—(r)	215
6.000%	01/01/37	—(r)	515
6.000%	01/01/37	3	2,954
6.000%	01/01/37	6	5,759
6.000%	01/01/37	8	8,692
6.000%	01/01/37	657	691,968
6.000%	02/01/37	7	7,445
6.000%	02/01/37	123	129,346
6.000%	03/01/37	7	7,676
6.000%	03/01/37	11	11,963
6.000%	03/01/37	67	69,567
6.000%	05/01/37	1	1,308
6.000%	05/01/37	6	6,080
6.000%	05/01/37	8	8,221

A40

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	06/01/37	1	$720
6.000%	08/01/37	1	1,091
6.000%	08/01/37	3	3,376
6.000%	08/01/37	4	4,210
6.000%	08/01/37	13	13,767
6.000%	10/01/37	—(r)	211
6.000%	12/01/52	664	681,461
6.000%	01/01/53	2,751	2,815,630
6.000%	05/01/53	1,374	1,422,991
6.000%	06/01/53	539	557,550
6.000%	07/01/53	724	746,695
6.000%	05/01/54	875	896,818
6.000%	09/01/54	1,026	1,050,416
6.500%	TBA	7,090	7,309,032
6.500%	10/01/36	301	318,644
6.625%	11/15/30	1,950	2,255,904
7.000%	TBA	2,795	2,903,487
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180	128,064
Government National Mortgage Assoc.
2.000%	TBA	10,920	9,257,247
2.000%	10/20/50	10,275	8,721,343
2.000%	12/20/50	5,405	4,588,224
2.000%	01/20/51	5,119	4,343,583
2.000%	02/20/51	1,021	844,202
2.000%	02/20/51	3,244	2,752,353
2.000%	03/20/51	1,080	902,878
2.000%	04/20/51	973	804,598
2.000%	07/20/51	1,583	1,342,303
2.000%	10/20/51	1,066	903,566
2.000%	11/20/51	474	401,794
2.500%	TBA	13,065	11,513,028
2.500%	11/20/49	1,907	1,690,638
2.500%	09/20/50	248	219,471
2.500%	10/20/50	2,640	2,332,104
2.500%	11/20/50	868	766,865
2.500%	12/20/50	5,425	4,792,299
2.500%	03/20/51	1,501	1,324,772
2.500%	04/20/51	1,692	1,492,361
2.500%	05/20/51(k)	4,559	4,022,495
2.500%	07/20/51	2,286	2,015,813
2.500%	10/20/51	1,013	886,067
3.000%	TBA	5,726	5,220,942
3.000%	02/20/42	17	15,577
3.000%	10/15/42	1,165	1,088,066
3.000%	01/20/50	1,168	1,071,578
3.000%	02/20/50	102	93,638
3.000%	09/20/50	299	273,428
3.000%	01/20/51	9,472	8,669,206
3.000%	04/20/51	7,241	6,611,205
3.000%	08/20/51	10,111	9,226,005
3.000%	09/20/51	2,833	2,584,177
3.000%	10/20/51	800	729,635
3.000%	01/20/52	728	660,269
3.000%	03/20/52	759	686,036
3.000%	07/20/52	3,433	3,133,575
3.000%	12/20/52	181	165,407
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	TBA	1,996	$1,875,140
3.500%	09/15/41	19	18,547
3.500%	11/15/41	2	1,594
3.500%	11/15/41	13	12,421
3.500%	01/15/42	5	4,428
3.500%	01/15/42	77	74,504
3.500%	02/15/42	14	13,085
3.500%	03/15/42	5	4,940
3.500%	03/15/42	48	45,790
3.500%	05/15/42	14	13,091
3.500%	06/15/42	10	9,517
3.500%	07/15/42	8	7,786
3.500%	07/15/42	9	8,312
3.500%	07/15/42	17	16,360
3.500%	07/15/42	20	19,494
3.500%	08/15/42	11	10,172
3.500%	01/15/43	9	8,477
3.500%	02/15/43	14	13,409
3.500%	04/15/43	19	18,622
3.500%	04/15/43	103	99,406
3.500%	04/20/43	207	198,549
3.500%	05/15/43	5	5,196
3.500%	05/15/43	7	6,899
3.500%	05/15/43	7	7,184
3.500%	05/15/43	30	29,021
3.500%	05/20/43	548	525,080
3.500%	07/15/43	53	50,771
3.500%	10/15/43	27	26,430
3.500%	11/15/43	6	5,695
3.500%	12/15/43	73	70,641
3.500%	01/15/44	23	21,652
3.500%	02/20/44	729	698,536
3.500%	03/20/45	25	23,845
3.500%	04/20/45	37	35,710
3.500%	05/20/45	70	67,188
3.500%	07/20/45	28	26,275
3.500%	08/20/45	37	35,381
3.500%	10/20/45	59	56,296
3.500%	11/20/45	26	24,618
3.500%	12/20/45	309	294,581
3.500%	05/20/46	126	120,160
3.500%	07/20/46	263	250,172
3.500%	09/20/46	56	53,518
3.500%	10/20/46	117	111,090
3.500%	05/20/47	124	117,389
3.500%	03/20/48	30	28,758
3.500%	04/20/48	12	11,624
3.500%	08/20/48	578	547,644
3.500%	09/20/48	972	922,747
3.500%	02/20/49	1,111	1,053,700
3.500%	08/20/49	4,179	3,938,752
3.500%	06/20/50	1,318	1,247,017
3.500%	08/20/50	305	289,260
3.500%	11/20/50	1,484	1,404,244
3.500%	04/20/51	910	860,516
3.500%	09/20/51	600	565,563
3.500%	01/20/52	194	182,533

A41

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	02/20/52	5,525	$5,190,114
3.500%	07/20/52	622	584,159
3.500%	12/20/52	1,804	1,694,819
4.000%	TBA	6,730	6,506,341
4.000%	07/20/39	103	102,538
4.000%	10/20/40	161	159,424
4.000%	12/20/40	651	645,744
4.000%	01/20/41	24	23,597
4.000%	02/20/41	71	70,557
4.000%	03/15/41	90	88,597
4.000%	12/20/46	255	249,969
4.000%	05/20/47	99	96,110
4.000%	06/20/47	246	240,085
4.000%	07/20/47	22	21,747
4.000%	09/20/47	1,080	1,058,411
4.000%	11/20/47	280	273,858
4.000%	12/20/47	256	250,628
4.000%	01/20/48	769	751,784
4.000%	11/20/49	782	763,042
4.000%	05/20/50	40	38,898
4.000%	06/20/52	2,347	2,270,297
4.000%	07/20/52	1,805	1,744,715
4.000%	08/20/52	132	127,372
4.500%	TBA	7,705	7,607,640
4.500%	12/20/39	11	10,798
4.500%	01/20/40	13	12,990
4.500%	02/20/40	11	10,770
4.500%	05/20/40	238	240,526
4.500%	07/20/40	4	4,352
4.500%	10/20/40	8	8,006
4.500%	12/20/40	180	181,826
4.500%	02/20/42	209	211,497
4.500%	11/20/46	44	44,640
4.500%	03/15/47	69	69,007
4.500%	04/15/47	81	81,010
4.500%	05/15/47	60	59,959
4.500%	08/20/48	304	304,076
4.500%	03/20/49	335	335,218
4.500%	04/20/49	9	9,080
4.500%	08/20/50	185	184,968
4.500%	05/20/52	321	317,129
4.500%	08/20/52	912	902,135
4.500%	09/20/52	598	592,860
4.500%	09/20/52	980	969,378
4.500%	10/20/52	3,727	3,685,098
5.000%	TBA	9,510	9,525,227
5.000%	08/15/38	54	55,546
5.000%	10/15/38	4	4,375
5.000%	10/15/38	171	176,540
5.000%	12/15/38	69	71,621
5.000%	03/15/39	208	214,076
5.000%	05/15/39	59	60,921
5.000%	05/15/39	199	205,407
5.000%	11/15/39	93	95,252
5.000%	04/15/40	897	916,931
5.000%	05/20/40	825	847,463
5.000%	06/20/40	655	672,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/20/40	14	$14,308
5.000%	07/20/40	257	263,593
5.000%	09/15/40	233	240,071
5.000%	10/20/47	18	18,070
5.000%	08/20/53	1,014	1,021,297
5.500%	TBA	9,050	9,137,149
5.500%	01/20/53	3,949	3,993,246
5.500%	08/20/53	661	673,990
6.000%	09/20/53	1,325	1,364,172
6.000%	01/20/54	567	585,013
6.000%	10/20/54	5,025	5,114,709
6.500%	01/20/54	550	567,448
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.644%, Floor 2.400%)
7.851%(c)	04/20/60	492	504,792
Resolution Funding Corp. Principal Strips
3.479%(s)	04/15/30	55	44,352
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.375%	08/01/34	915	932,845
4.875%	01/15/48	1,031	1,060,893
5.250%	09/15/39	760	827,997
Tennessee Valley Authority Generic Strips
2.705%(s)	09/15/30	147	112,643
2.897%(s)	03/15/33	123	84,017

Total U.S. Government Agency Obligations (cost $1,107,709,784)			1,079,483,722
U.S. Treasury Obligations — 25.2%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	6,748,320
1.625%	11/15/50	17,980	10,571,678
1.875%	11/15/51	34,685	21,607,671
2.000%	11/15/41(k)	54,285	39,924,921
2.000%	08/15/51	10,020	6,453,506
2.375%	11/15/49	10,790	7,669,330
2.375%	05/15/51	18,375	12,965,859
2.500%	02/15/45(k)	29,967	22,906,026
2.750%	11/15/47	11,102	8,645,371
3.000%	05/15/47	24,874	20,350,041
3.000%	02/15/48	24,352	19,805,025
3.000%	02/15/49(h)	430	348,098
4.125%	08/15/53	1,510	1,504,102
4.250%	02/15/54(h)	11,339	11,558,693
4.250%	08/15/54	11,925	12,180,270
4.375%	08/15/43	34,390	35,367,966
4.500%	02/15/44	17,425	18,181,898
4.625%	05/15/44	140	148,422
4.750%	11/15/43	22,100	23,847,281
4.750%	11/15/53	8,130	8,982,380
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	02/15/50	5,964	3,961,580
0.625%	02/15/43	3,222	2,588,053
1.375%	07/15/33	518	510,593
1.375%	02/15/44	1,005	917,489
1.750%	01/15/34	10,499	10,622,499
U.S. Treasury Notes
0.625%	05/15/30	5,511	4,679,614

A42

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.875%	02/15/32	31,995	$28,255,584
3.125%	08/31/29	21,146	20,708,212
3.750%	08/31/26	51,184	51,257,977
3.750%	08/15/27	145,177	145,880,201
3.750%	06/30/30(k)	36,165	36,402,333
3.750%	08/31/31	93,522	94,033,449
3.875%	08/15/34	83,709	84,310,659
4.000%	07/31/29	178,276	181,674,385
4.500%	03/31/26(kk)	38,945	39,354,227
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	2,163,791
2.380%(s)	02/15/42	40,000	18,782,812
2.384%(s)	02/15/43	3,505	1,557,945
3.929%(s)	02/15/41	1,150	567,633
4.862%(s)	11/15/41	2,420	1,150,634

Total U.S. Treasury Obligations (cost $1,045,306,967)			1,019,146,528

	Shares
Unaffiliated Exchange-Traded Funds — 3.9%
iShares Core U.S. Aggregate Bond ETF	777,274	78,714,538
Vanguard Total Bond Market ETF	1,051,064	78,945,417

Total Unaffiliated Exchange-Traded Funds (cost $163,004,245)		157,659,955

Total Long-Term Investments (cost $4,234,947,743)		4,141,015,226
Short-Term Investments — 5.4%
Affiliated Mutual Funds — 4.0%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	110,128,198	110,128,198
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $50,773,055; includes $50,476,166 of cash collateral for securities on loan)(b)(wb)	50,795,255	50,774,938

Total Affiliated Mutual Funds (cost $160,901,253)		160,903,136
	Shares	Value

Unaffiliated Fund — 1.4%
Dreyfus Government Cash Management (7-day effective yield 4.803%) (Institutional Shares)	57,970,477	$57,970,477
(cost $57,970,477)

Total Short-Term Investments (cost $218,871,730)		218,873,613

TOTAL INVESTMENTS—107.9% (cost $4,453,819,473)		4,359,888,839

Liabilities in excess of other assets(z) — (7.9)%		(320,971,582)

Net Assets — 100.0%		$4,038,917,257

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

A43

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,338,610 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,602,004; cash collateral of $50,476,166 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $(7,408,000) is (0.2)% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	10/15/24	$(4,325)		$(3,416,069)
Federal National Mortgage Assoc.	2.000%	TBA	10/15/24	(1,000)		(826,561)
Federal National Mortgage Assoc.	2.000%	TBA	10/17/24	(3,050)		(2,789,998)
Federal National Mortgage Assoc.	2.500%	TBA	10/15/24(tt)	(7,408)		(6,393,745)
Federal National Mortgage Assoc.	3.000%	TBA	11/14/24	(14,500)		(13,027,893)
Federal National Mortgage Assoc.	3.500%	TBA	11/14/24	(3,500)		(3,261,684)
Federal National Mortgage Assoc.	4.000%	TBA	11/14/24	(39,564)		(38,025,108)
Federal National Mortgage Assoc.	4.500%	TBA	10/15/24	(38,750)		(38,092,299)
Federal National Mortgage Assoc.	4.500%	TBA	10/17/24	(2,405)		(2,412,108)
Federal National Mortgage Assoc.	5.000%	TBA	10/15/24	(12,470)		(12,461,719)
Federal National Mortgage Assoc.	5.500%	TBA	11/14/24	(2,000)		(2,023,159)
Government National Mortgage Assoc.	3.000%	TBA	10/21/24	(1,000)		(911,796)
Government National Mortgage Assoc.	3.500%	TBA	10/21/24	(2,500)		(2,348,622)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $126,297,816)						$(125,990,761)

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
943	2 Year U.S. Treasury Notes	Dec. 2024	$196,372,383	$(135,250)
102	5 Year U.S. Treasury Notes	Dec. 2024	11,208,047	(54,426)
624	10 Year U.S. Treasury Notes	Dec. 2024	71,311,500	(208,451)
256	10 Year U.S. Ultra Treasury Notes	Dec. 2024	30,284,001	17,229
A44

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
209	20 Year U.S. Treasury Bonds	Dec. 2024	$25,955,188	$(318,231)
218	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	29,014,438	(401,264)
				(1,100,393)
Short Positions:
20	5 Year Euro-Bobl	Dec. 2024	2,672,673	(20,835)
25	5 Year U.S. Treasury Notes	Dec. 2024	2,747,070	10,173
17	10 Year Euro-Bund	Dec. 2024	2,553,165	(25,089)
234	10 Year U.S. Ultra Treasury Notes	Dec. 2024	27,681,470	199,761
71	20 Year U.S. Treasury Bonds	Dec. 2024	8,817,313	42,053
9	Euro Schatz Index	Dec. 2024	1,073,717	(5,317)
				200,746
				$(899,647)
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/18/24	BOA	AUD	1,626	$1,105,049	$1,124,711	$19,662	$—
Expiring 10/18/24	CITI	AUD	8,843	5,985,107	6,115,614	130,507	—
Expiring 10/18/24	CITI	AUD	3,780	2,474,950	2,614,085	139,135	—
Expiring 10/18/24	CITI	AUD	1,160	779,048	802,206	23,158	—
Brazilian Real,
Expiring 10/02/24	CITI	BRL	12,400	2,216,202	2,275,611	59,409	—
Expiring 10/02/24	CITI	BRL	12,400	2,276,023	2,275,611	—	(412)
Expiring 10/02/24	GSB	BRL	68,591	12,440,781	12,587,685	146,904	—
Expiring 10/02/24	GSB	BRL	68,591	12,589,963	12,587,686	—	(2,277)
British Pound,
Expiring 10/02/24	DB	GBP	2,506	3,355,724	3,350,405	—	(5,319)
Expiring 10/02/24	DB	GBP	140	184,279	187,285	3,006	—
Expiring 10/18/24	CITI	GBP	6,570	8,626,618	8,783,836	157,218	—
Canadian Dollar,
Expiring 10/18/24	CITI	CAD	4,466	3,290,474	3,303,730	13,256	—
Expiring 10/18/24	CITI	CAD	1,380	1,004,329	1,020,798	16,469	—
Expiring 10/18/24	CITI	CAD	1,120	813,393	828,473	15,080	—
Expiring 10/18/24	CITI	CAD	230	167,164	170,133	2,969	—
Expiring 10/18/24	CITI	CAD	160	116,423	118,353	1,930	—
Expiring 10/31/24	JPM	CAD	3,236	2,342,733	2,394,592	51,859	—
Chinese Renminbi,
Expiring 10/18/24	JPM	CNH	56,529	7,955,039	8,080,020	124,981	—
Expiring 10/18/24	JPM	CNH	28,260	4,002,157	4,039,366	37,209	—
Expiring 10/18/24	JPM	CNH	16,950	2,400,986	2,422,762	21,776	—
Expiring 10/18/24	JPM	CNH	12,760	1,806,186	1,823,861	17,675	—
Euro,
Expiring 10/02/24	DB	EUR	10,097	11,204,606	11,240,466	35,860	—
Expiring 10/02/24	JPM	EUR	1,034	1,146,476	1,150,645	4,169	—
Expiring 10/02/24	SSB	EUR	23,731	26,443,793	26,418,556	—	(25,237)
Expiring 10/15/24	JPM	EUR	2,056	2,267,295	2,290,100	22,805	—
Expiring 10/18/24	BOA	EUR	2,970	3,301,430	3,308,626	7,196	—
Expiring 10/18/24	BOA	EUR	800	867,480	891,212	23,732	—
Expiring 10/18/24	CITI	EUR	11,110	12,322,639	12,376,695	54,056	—
A45

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 10/18/24	CITI	INR	79,139	$944,933	$943,682	$—	$(1,251)
Japanese Yen,
Expiring 10/18/24	CITI	JPY	956,562	6,041,437	6,673,081	631,644	—
Expiring 10/18/24	CITI	JPY	133,140	931,915	928,799	—	(3,116)
Expiring 10/18/24	JPM	JPY	159,600	1,116,616	1,113,387	—	(3,229)
Mexican Peso,
Expiring 10/18/24	BOA	MXN	65,818	3,256,050	3,333,168	77,118	—
Expiring 10/18/24	GSB	MXN	20,480	1,013,234	1,037,155	23,921	—
Expiring 10/18/24	JPM	MXN	54,476	2,699,682	2,758,796	59,114	—
Norwegian Krone,
Expiring 10/18/24	BNP	NOK	8,040	729,943	762,024	32,081	—
Expiring 10/18/24	BNP	NOK	8,040	730,764	762,024	31,260	—
Expiring 10/18/24	BNP	NOK	7,720	701,090	731,695	30,605	—
Expiring 10/18/24	BNP	NOK	6,850	621,965	649,236	27,271	—
Expiring 10/18/24	BNP	NOK	4,100	371,495	388,594	17,099	—
Expiring 10/18/24	CITI	NOK	4	372	376	4	—
Expiring 10/18/24	GSB	NOK	8,030	729,317	761,077	31,760	—
Expiring 10/18/24	GSB	NOK	3,160	285,938	299,502	13,564	—
Expiring 10/18/24	GSB	NOK	3,160	287,007	299,502	12,495	—
Expiring 10/18/24	GSB	NOK	2,076	189,311	196,764	7,453	—
Swiss Franc,
Expiring 10/18/24	BNP	CHF	850	1,008,067	1,006,487	—	(1,580)
Expiring 10/18/24	CITI	CHF	6,741	7,968,271	7,981,558	13,287	—
Expiring 10/18/24	GSB	CHF	1,290	1,532,427	1,527,492	—	(4,935)
Expiring 10/18/24	GSB	CHF	1,190	1,414,234	1,409,082	—	(5,152)
				$166,060,415	$168,146,604	2,138,697	(52,508)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/18/24	BNP	AUD	5,116	$3,475,360	$3,538,197	$—	$(62,837)
Expiring 10/18/24	CITI	AUD	2,290	1,554,179	1,583,665	—	(29,486)
Expiring 10/18/24	CITI	AUD	2,213	1,484,455	1,530,640	—	(46,185)
Expiring 10/18/24	CITI	AUD	960	652,833	663,895	—	(11,062)
Expiring 10/18/24	CITI	AUD	770	519,852	532,499	—	(12,647)
Expiring 10/18/24	CITI	AUD	750	504,155	518,667	—	(14,512)
Expiring 10/18/24	CITI	AUD	750	504,755	518,667	—	(13,912)
Expiring 10/18/24	GSB	AUD	1,290	870,692	892,108	—	(21,416)
Expiring 10/18/24	GSB	AUD	1,270	841,965	878,277	—	(36,312)
Brazilian Real,
Expiring 10/02/24	CITI	BRL	12,400	2,193,914	2,275,611	—	(81,697)
Expiring 10/02/24	CITI	BRL	12,400	2,276,023	2,275,611	412	—
Expiring 10/02/24	GSB	BRL	68,591	12,589,963	12,587,686	2,277	—
Expiring 10/02/24	GSB	BRL	68,591	12,132,551	12,587,685	—	(455,134)
British Pound,
Expiring 10/02/24	GSI	GBP	2,646	3,493,231	3,537,690	—	(44,459)
Expiring 10/18/24	GSB	GBP	5,770	7,407,994	7,714,285	—	(306,291)
Expiring 10/18/24	GSB	GBP	800	1,038,966	1,069,551	—	(30,585)
Expiring 11/05/24	DB	GBP	2,506	3,355,587	3,350,312	5,275	—
Canadian Dollar,
Expiring 10/18/24	CITI	CAD	1,744	1,278,742	1,290,243	—	(11,501)
Expiring 10/18/24	CITI	CAD	1,160	854,016	858,062	—	(4,046)
A46

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/18/24	CITI	CAD	1,112	$819,412	$822,555	$—	$(3,143)
Expiring 10/18/24	CITI	CAD	1,050	772,334	776,694	—	(4,360)
Expiring 10/18/24	CITI	CAD	1,040	764,861	769,297	—	(4,436)
Expiring 10/18/24	JPM	CAD	1,250	920,939	924,635	—	(3,696)
Expiring 10/31/24	JPM	CAD	3,236	2,342,810	2,394,593	—	(51,783)
Chinese Renminbi,
Expiring 10/18/24	JPM	CNH	61,159	8,445,978	8,741,813	—	(295,835)
Expiring 10/18/24	JPM	CNH	29,300	4,066,455	4,188,019	—	(121,564)
Expiring 10/18/24	JPM	CNH	24,040	3,391,929	3,436,176	—	(44,247)
Euro,
Expiring 10/02/24	GSI	EUR	34,862	38,956,139	38,809,667	146,472	—
Expiring 10/15/24	CITI	EUR	2,056	2,280,186	2,290,100	—	(9,914)
Expiring 10/18/24	BOA	EUR	10,070	10,954,229	11,218,118	—	(263,889)
Expiring 10/18/24	BOA	EUR	1,800	1,966,188	2,005,228	—	(39,040)
Expiring 10/18/24	BOA	EUR	760	831,966	846,652	—	(14,686)
Expiring 10/18/24	BOA	EUR	650	722,353	724,110	—	(1,757)
Expiring 10/18/24	BOA	EUR	400	434,476	445,606	—	(11,130)
Expiring 10/18/24	CITI	EUR	600	656,741	668,410	—	(11,669)
Expiring 10/18/24	CITI	EUR	600	656,245	668,410	—	(12,165)
Expiring 11/05/24	SSB	EUR	23,731	26,481,146	26,457,549	23,597	—
Indian Rupee,
Expiring 10/18/24	CITI	INR	79,139	942,244	943,682	—	(1,438)
Japanese Yen,
Expiring 10/18/24	CITI	JPY	463,302	3,300,811	3,232,044	68,767	—
Expiring 10/18/24	CITI	JPY	99,830	647,960	696,425	—	(48,465)
Expiring 10/18/24	CITI	JPY	85,630	546,962	597,365	—	(50,403)
Expiring 10/18/24	CITI	JPY	79,930	510,542	557,600	—	(47,058)
Expiring 10/18/24	CITI	JPY	76,860	498,871	536,184	—	(37,313)
Expiring 10/18/24	CITI	JPY	62,480	411,626	435,867	—	(24,241)
Expiring 10/18/24	CITI	JPY	53,030	349,760	369,943	—	(20,183)
Expiring 10/18/24	CITI	JPY	49,970	322,863	348,597	—	(25,734)
Expiring 10/18/24	CITI	JPY	40,260	265,611	280,858	—	(15,247)
Expiring 10/18/24	CITI	JPY	31,560	207,582	220,166	—	(12,584)
Expiring 10/18/24	CITI	JPY	24,710	158,094	172,379	—	(14,285)
Expiring 10/18/24	CITI	JPY	23,980	153,363	167,287	—	(13,924)
Expiring 10/18/24	JPM	JPY	157,760	1,022,812	1,100,551	—	(77,739)
Mexican Peso,
Expiring 10/18/24	BOA	MXN	65,818	3,609,143	3,333,167	275,976	—
Expiring 10/18/24	GSB	MXN	20,480	1,077,477	1,037,156	40,321	—
Expiring 10/18/24	JPM	MXN	24,380	1,350,376	1,234,661	115,715	—
Expiring 10/18/24	JPM	MXN	22,106	1,210,158	1,119,504	90,654	—
Expiring 10/18/24	JPM	MXN	7,990	443,392	404,633	38,759	—
Norwegian Krone,
Expiring 10/18/24	BNP	NOK	7,560	706,968	716,531	—	(9,563)
Expiring 10/18/24	GSB	NOK	13,350	1,252,460	1,265,301	—	(12,841)
Expiring 10/18/24	GSB	NOK	12,000	1,119,676	1,137,350	—	(17,674)
Expiring 10/18/24	GSB	NOK	7,840	727,603	743,068	—	(15,465)
Expiring 10/18/24	GSB	NOK	5,950	556,462	563,936	—	(7,474)
Expiring 10/18/24	GSB	NOK	4,480	416,689	424,610	—	(7,921)
Swiss Franc,
Expiring 10/18/24	BNP	CHF	1,370	1,601,993	1,622,220	—	(20,227)
Expiring 10/18/24	GSB	CHF	6,751	7,595,056	7,993,399	—	(398,343)
Expiring 10/18/24	GSB	CHF	1,610	1,838,525	1,906,404	—	(67,879)
Expiring 10/18/24	GSB	CHF	190	216,810	224,979	—	(8,169)
A47

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/18/24	GSB	CHF	150	$171,091	$177,615	$—	$(6,524)
				$195,726,600	$197,954,465	808,225	(3,036,090)
						$2,946,922	$(3,088,598)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,235	$(39,392)	$(29,846)	$(9,546)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	2,180	(1,203)	(848)	(355)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	725	(400)	(281)	(119)	BARC
					$(40,995)	$(30,975)	$(10,020)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	2,180	0.147%	$741	$781	$(40)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	760	0.147%	258	363	(105)	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	725	0.147%	246	258	(12)	BARC
						$1,245	$1,402	$(157)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	17,640	0.528%	$399,984	$399,773	$(211)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A48

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	$36,002	$192,923	$156,921
	6,996	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	—	(4,124)	(4,124)
	9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	9,759	9,759
	48,265	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	215,638	215,638
	31,020	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(229,007)	(229,007)
	24,725	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(364,844)	(364,844)
	1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	304	(38,966)	(39,270)
	8,385	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	2,727	207,219	204,492
	5,215	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(5,545)	(194,958)	(189,413)
	6,300	02/15/34	3.825%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(249,054)	(249,054)
	1,405	06/12/35	3.647%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(41,993)	(41,993)
	2,535	06/12/35	3.657%(A)	1 Day SOFR(1)(A)/ 4.960%	(160)	(77,977)	(77,817)
	2,530	06/12/35	3.672%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(80,869)	(80,869)
	1,725	06/12/35	3.743%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(65,379)	(65,379)
	545	06/12/35	3.873%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(26,538)	(26,538)
	180	06/12/35	3.878%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(8,840)	(8,840)
	7,469	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 4.960%	4,291	609,660	605,369
	7,085	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 4.960%	29,398	(329,038)	(358,436)
	1,920	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	876,417	738,711	(137,706)
					$943,434	$262,323	$(681,111)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.290%	JPM	03/20/25	(7,079)	$76,828	$—	$76,828
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	JPM	02/04/25	13,785	(172,142)	—	(172,142)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	JPM	02/13/25	27,880	313,665	—	313,665
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 5.080%	JPM	02/24/25	41,895	(157,584)	—	(157,584)
					$60,767	$—	$60,767
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AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A50